UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-06260
THE QUAKER INVESTMENT TRUST
(Exact name of registrant as specified in charter)
309 Technology Drive
Malvern, PA 19355
(Address of principal executive offices) (Zip code)
309 Technology Drive
Malvern, PA 19355
(Name and address of agent for service)
Registrant’s telephone number, including area code: 800-220-8888
Date of fiscal year end: June 30, 2008
Date of reporting period: December 31, 2007
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking rules.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct all comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

SEMI-ANNUAL REPORT | December 31, 2007

GROWTH FUNDS
Quaker Strategic Growth Fund
Quaker Core Equity Fund
Quaker Small-Cap Growth Fund
Quaker Capital Opportunities Fund
Quaker Biotech Pharma-Healthcare Fund

VALUE FUNDS
Quaker Mid-Cap Value Fund
Quaker Small-Cap Value Fund
Quaker Core Value Fund

QUAKER® FUNDS

Mutual fund investing involves risk. Principal loss is possible.
Investing in the Quaker Funds may involve special risks including, but not limited to, investments in smaller companies, non-diversification, short sales, foreign securities, special situation companies, debt securities and value and growth investing. Please refer to the prospectus for more complete information.
This report must be preceded or accompanied by a current prospectus.
The opinions expressed are those of the sub-advisers through the end of the period for this report, are subject to change, are not a guarantee and should not be considered investment advice.
Fund holdings are subject to change and should not be considered a recommendation to buy or sell any security.

Chairman’s Letter to the Shareholders

December 31, 2007
Dear Fellow Shareholder:
        The premise on which Quaker Funds, Inc. was founded was the desire to make available high-quality money management to the individual investor. Our commitment to this principle is still as strong today as it was the day we opened our doors.
        All Quaker Funds are managed by owner-operated advisory firms with an entrepreneurial, hands-on style.
        What you can expect from Quaker’s actively managed funds:
        – Significant investment opportunities

        – Rapid response to changing market conditions

        – Institutional-quality money management and shareholder services

        – A strong focus on price stability aiming for preservation of capital.
        Thank you for your trust of and investment in the Quaker Funds. Our management team continually strives to provide our shareholders with exceptional institutional quality, entrepreneurial sub-advisers who constantly seek superior returns.
Sincerely,
Jeffry H. King, Sr.
Chairman & CEO

Performance Update

Quaker Strategic Growth Fund (QUAGX, QAGBX, QAGCX, QAGIX)
Objectives and Principal Strategies
        The Fund seeks to provide long-term growth of capital. Current income is not a significant investment consideration and any such income realized will be considered incidental to the Fund’s investment objective. The Fund invests primarily in equity securities of domestic U.S. companies which the Fund’s sub-adviser believes show a high probability for superior growth.
Average Annualized Total Return

									Commencement
	Expense	Inception							of operations
	Ratio	Date	One Year		Five Year		Ten Year		through 12/31/07

			with	without	with	without	with	without	with	without
			sales	sales	sales	sales	sales	sales	sales	sales
			charge	charge	charge	charge	charge	charge	charge	charge

Class A	1.90%	11/25/1996	25.75%	33.07%	18.24%	19.58%	17.96%	18.62%	18.35%	18.96%

Class B	2.65%	08/01/2000	27.11%	32.11%	18.49%	18.69%	n/a	n/a	7.78%	7.78%

Class C	2.65%	07/11/2000	31.11%	32.11%	18.69%	18.69%	n/a	n/a	7.70%	7.70%

Class I	1.65%	07/20/2000	33.44%	33.44%	19.88%	19.88%	n/a	n/a	8.59%	8.59%

S&P 500® Total Return Index*			5.49%	5.49%	12.82%	12.82%	5.91%	5.91%	7.88%	7.88%

* The benchmark since inception returns are calculated since commencement of November 25, 1996 through December 31, 2007.
       Performance data quoted represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. Performance data current to the most recent month end is available at www.quakerfunds.com or by calling us toll free at 1-800-220-8888. Total return includes reinvestment of dividends and capital gains.
       Class A shares of the Funds have a maximum sales charge of 5.50%. Class B and Class C shares have maximum deferred sales charges of 5.00% and 1.00%, respectively.
       The performance table does not reflect the deduction of taxes that a shareholder might pay on fund distributions or the redemption of fund shares. Total return calculations reflect expense reimbursements and fee waivers in the applicable periods. See financial highlights for periods where fees were waived or reimbursed.
       The Fund’s portfolio holdings may differ significantly from the securities held in the index and, unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses. You cannot invest directly in an index.
       The S&P 500® Total Return Index is a capitalization weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

SUB-ADVISER: DG Capital Management, Inc. TOTAL NET ASSETS AS OF DECEMBER 31, 2007: $946,144,536

Top Ten Holdings** (% of net assets)
Transocean, Inc.	5.05%
Compahnia Vale do Rio Doce ADR	4.82%
Freeport-McMoRan Copper & Gold, Inc.	4.72%
Potash Corp. of Saskatchewan	4.66%
Archer-Daniels-Midland Co.	4.33%
McDermott International, Inc.	4.25%
Siemens AG ADR	4.14%
Occidental Petroleum Corp.	3.77%
KBR, Inc.	3.72%
Apache Corp.	3.40%

% Fund Total	42.86%

** Excludes Short-Term Investments

2  ½   2007 SEMI-ANNUAL REPORT

SUB-ADVISER: Geewax, Terker & Co. TOTAL NET ASSETS AS OF DECEMBER 31, 2007: $13,420,714
Top Ten Holdings** (% of net assets)

Johnson & Johnson	4.47%
Google, Inc.	4.12%
Intel Corp.	3.97%
Apple, Inc.	3.84%
Procter & Gamble Co.	3.72%
Goldman Sachs Group, Inc.	3.20%
Baker Hughes, Inc.	2.36%
PepsiCo, Inc.	2.18%
MEMC Electronic Materials, Inc.	1.98%
Schering-Plough Corp.	1.97%

% Fund Total	31.81%

** Excludes Short-Term Investments
Quaker Core Equity Fund (QUCEX, QCEBX, QCECX, QCEIX)
Objectives and Principal Strategies
        The Fund seeks to provide long-term growth of capital. Current income is not a significant investment consideration and any such income realized will be considered incidental to the Fund’s investment objective. The Fund invests primarily in common stocks of U.S. companies with market capitalizations within the range of companies included in the Russell 1000® Growth Index.
Average Annualized Total Return

									Commencement
	Expense	Inception							of operations
	Ratio	Date	One Year		Five Year		Ten Year		through 12/31/07

			with	without	with	without	with	without	with	without
			sales	sales	sales	sales	sales	sales	sales	sales
			charge	charge	charge	charge	charge	charge	charge	charge

Class A	1.80%	11/25/1996	6.77%	12.98%	10.20%	11.45%	1.65%	2.23%	3.70%	4.23%

Class B	2.55%	11/14/2000	7.14%	12.14%	10.34%	10.61%	n/a	n/a	(2.53)%	(2.53)%

Class C	2.55%	06/30/2000	11.21%	12.21%	10.61%	10.61%	n/a	n/a	(4.80)%	(4.80)%

Class I	1.55%	07/14/2000	13.25%	13.25%	11.72%	11.72%	n/a	n/a	(4.54)%	(4.54)%

Russell 1000® Growth Index*			11.81%	11.81%	12.10%	12.10%	3.83%	3.83%	5.78%	5.78%

* The benchmark since inception returns are calculated since commencement of November 25, 1996 through
   December 31, 2007.
        Performance data quoted represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. Performance data current to the most recent month end is available at www.quakerfunds.com or by calling us toll free at 1-800-220-8888. Total return includes reinvestment of dividends and capital gains.
        Class A shares of the Funds have a maximum sales charge of 5.50%. Class B and Class C shares have maximum deferred sales charges of 5.00% and 1.00%, respectively.
        The performance table does not reflect the deduction of taxes that a shareholder might pay on fund distributions or the redemption of fund shares. Total return calculations reflect expense reimbursements and fee waivers in the applicable periods. See financial highlights for periods where fees were waived or reimbursed.
        The Fund’s portfolio holdings may differ significantly from the securities held in the index and, unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses. You cannot invest directly in an index.
        The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

2007 SEMI-ANNUAL REPORT  ½   3

Performance Update

Quaker Small-Cap Growth Fund (QSGAX, QSGBX, QSGCX, QSGIX)
Objectives and Principal Strategies
        The Fund seeks to provide long-term growth of capital. Current income is not a significant investment consideration and any such income realized will be considered incidental to the Fund’s investment objective. The Fund invests primarily in U.S. common stocks with market capitalizations within the range of companies included in the Russell 2000® Growth Index.
Average Annualized Total Return
							Commencement
	Expense	Inception					of operations
	Ratio	Date	One Year		Five Year		through 12/31/07

			with	without	with	without	with	without
			sales	sales	sales	sales	sales	sales
			charge	charge	charge	charge	charge	charge

Class A	2.15%	06/14/2001	(6.08)%	(0.61)%	10.82%	12.08%	2.59%	3.48%

Class B	2.90%	03/16/2001	(5.65)%	(1.45)%	10.92%	11.18%	3.91%	3.91%

Class C	2.90%	10/17/2001	(2.28)%	(1.44)%	11.20%	11.20%	5.40%	5.40%

Class I	1.90%	09/18/2000	(0.51)%	(0.51)%	12.34%	12.34%	1.61%	1.61%

Russell 2000® Growth Index*			7.05%	7.05%	16.49%	16.49%	1.27%	1.27%

* The benchmark since inception returns are calculated since commencement of September 18, 2000 through
 December 31, 2007.
        Performance data quoted represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. Performance data current to the most recent month end is available at www.quakerfunds.com or by calling us toll free at 1-800-220-8888. Total return includes reinvestment of dividends and capital gains.
        Class A shares of the Funds have a maximum sales charge of 5.50%. Class B and Class C shares have maximum deferred sales charges of 5.00% and 1.00%, respectively.
        The performance table does not reflect the deduction of taxes that a shareholder might pay on fund distributions or the redemption of fund shares. Total return calculations reflect expense reimbursements and fee waivers in the applicable periods. See financial highlights for periods where fees were waived or reimbursed. You cannot invest directly in an index.
        The Fund’s portfolio holdings may differ significantly from the securities held in the index and, unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses.
      The Russell 2000® Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

SUB-ADVISER: Geewax, Terker & Co. TOTAL NET ASSETS AS OF DECEMBER 31, 2007: $3,188,791

Top Ten Holdings** (% of net assets)
Zoran Corp.	3.81%
Monolithic Power Systems, Inc.	3.37%
Transatlantic Holdings, Inc.	2.96%
Mariner Energy, Inc.	2.87%
Bucyrus International, Inc.	2.80%
Constellation Energy Group, Inc.	2.57%
iShares Russell 2000 Index Fund	2.38%
Corning, Inc.	2.26%
Empire District Electric Co.	1.93%
Cleco Corp.	1.92%

% Fund Total	26.87%

** Excludes Short-Term Investments

4  ½   2007 SEMI-ANNUAL REPORT

SUB-ADVISER: Knott Capital Management TOTAL NET ASSETS AS OF DECEMBER 31, 2007: $16,404,950

Top Ten Holdings** (% of net assets)
Omnicom Group, Inc.	4.72%
Oracle Corp.	4.54%
Textron, Inc.	4.09%
UnitedHealth Group, Inc.	4.08%
PepsiCo, Inc.	4.07%
Western Union Co.	4.01%
Diageo PLC ADR	3.98%
CVS Caremark Corp.	3.93%
Microsoft Corp.	3.90%
Colgate-Palmolive Co.	3.75%

% Fund Total	41.07%

** Excludes Short-Term Investments
Quaker Capital Opportunities Fund (QUKTX, QCOBX, QCOCX)
Objectives and Principal Strategies
        The Fund seeks to provide long-term growth of capital. Current income is not a significant investment consideration and any such income realized will be considered incidental to the Fund’s investment objective. The Fund invests primarily in a limited number of securities which the Fund’s sub-adviser believes show a high probability for superior growth.
Average Annualized Total Return

							Commencement
	Expense	Inception					of operations
	Ratio	Date	One Year		Five Year		through 12/31/07

			with	without	with	without	with	without
			sales	sales	sales	sales	sales	sales
			charge	charge	charge	charge	charge	charge

Class A	1.64%	01/31/2002	7.51%	13.77%	12.27%	13.55%	7.27%	8.30%

Class B	2.39%	05/02/2002	8.05%	12.81%	12.44%	12.69%	7.91%	8.03%

Class C	2.39%	05/02/2002	11.98%	12.93%	12.73%	12.73%	8.04%	8.04%

S&P 500® Total Return Index*			5.49%	5.49%	12.82%	12.82%	6.43%	6.43%

* The benchmark since inception returns are calculated since commencement of January 31, 2002 through
 December 31, 2007.
        Performance data quoted represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. Performance data current to the most recent month end is available at www.quakerfunds.com or by calling us toll free at 1-800-220-8888. Total return includes reinvestment of dividends and capital gains.
        Class A shares of the Funds have a maximum sales charge of 5.50%. Class B and Class C shares have maximum deferred sales charges of 5.00% and 1.00%, respectively.
        The performance table does not reflect the deduction of taxes that a shareholder might pay on fund distributions or the redemption of fund shares. Total return calculations reflect expense reimbursements and fee waivers in the applicable periods. See financial highlights for periods where fees were waived or reimbursed.
        The Fund’s portfolio holdings may differ significantly from the securities held in the index and, unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses. You cannot invest directly in an index.
        The S&P 500® Total Return Index is a capitalization weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

2007 SEMI-ANNUAL REPORT  ½   5

Performance Update

Quaker Biotech Pharma-Healthcare Fund (QBPAX, QBPBX, CBPCX)
Objectives and Principal Strategies
        The Fund seeks to provide long-term growth of capital. Current income is not a significant investment consideration and any such income realized will be considered incidental to the Fund’s investment objective. The Fund invests in stocks of companies that have attractive growth prospects resulting from leading edge product research and development that are engaged in the development, production or distribution of biotechnology, healthcare and pharmaceutical products and services.
Average Annualized Total Return

							Commencement
	Expense	Inception					of operations
	Ratio	Date	One Year		Five Year		through 12/31/07

			with	without	with	without	with	without
			sales	sales	sales	sales	sales	sales
			charge	charge	charge	charge	charge	charge

Class A	2.19%	10/14/2002	(7.43)%	(2.04)%	9.70%	10.95%	8.28%	9.46%

Class B	2.94%	09/23/2002	(7.02)%	(2.66)%	9.87%	10.15%	8.45%	8.58%

Class C	2.94%	11/20/2002	(3.62)%	(2.75)%	10.12%	10.12%	8.82%	8.82%

NASDAQ Biotechnology® Index*			4.58%	4.58%	10.93%	10.93%	12.99%	12.99%

* The benchmark since inception returns are calculated since commencement of September 23, 2002 through December 31, 2007.
        Performance data quoted represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. Performance data current to the most recent month end is available at www.quakerfunds.com or by calling us toll free at 1-800-220-8888. Total return includes reinvestment of dividends and capital gains.
        Class A shares of the Funds have a maximum sales charge of 5.50%. Class B and Class C shares have maximum deferred sales charges of 5.00% and 1.00%, respectively.
        The performance table does not reflect the deduction of taxes that a shareholder might pay on fund distributions or the redemption of fund shares. Total return calculations reflect expense reimbursements and fee waivers in the applicable periods. See financial highlights for periods where fees were waived or reimbursed.
        The Fund’s portfolio holdings may differ significantly from the securities held in the index and, unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses. You cannot invest directly in an index.
        The NASDAQ Biotechnology® Index is a widely recognized, unmanaged index. It contains companies primarily engaged in using biomedical research for the discovery or development of novel treatments or cures for human disease which also meet other eligibility criteria. The NASDAQ Biotechnology® Index is calculated under a modified capitalization-weighted methodology.
SUB-ADVISER: Sectoral Asset Management, Inc. TOTAL NET ASSETS AS OF DECEMBER 31, 2007: $8,160,758

Top Ten Holdings** (% of net assets)

Gilead Sciences, Inc.	5.32%
Progenics Pharmaceuticals, Inc.	5.14%
Novo Nordisk A/S	4.87%
ImClone Systems, Inc.	4.65%
Celgene Corp.	4.62%
Genzyme Corp.	4.25%
Amgen, Inc.	4.17%
Vertex Pharmaceuticals, Inc.	3.99%
Cardiome Pharma Corp.	3.66%
Onyx Pharmaceuticals, Inc.	3.40%

% Fund Total	44.07%

** Excludes Short-Term Investments

6  ½   2007 SEMI-ANNUAL REPORT

SUB-ADVISER: Global Capital Management, Inc. TOTAL NET ASSETS AS OF DECEMBER 31, 2007: $153,070,045

Top Ten Holdings** (% of net assets)

Altera Corp.	3.79%
Barr Pharmaceuticals, Inc.	3.47%
W.R. Berkley Corp.	3.41%
Steel Dynamics, Inc.	3.40%
American Eagle Outfitters, Inc.	3.39%
Parker Hannifin Corp.	3.32%
RF Micro Devices, Inc.	3.17%
Cigna Corp.	3.16%
Kla-Tencor Corp.	3.15%
Thor Industries, Inc.	3.10%

% Fund Total	33.36%

** Excludes Short-Term Investments
Quaker Mid-Cap Value Fund (QMCVX, QMCBX, QMCCX, QMVIX)
Objectives and Principal Strategies
        The Fund seeks to provide long-term growth of capital. Current income is not a significant investment consideration and any such income realized will be considered incidental to the Fund’s investment objective. The Fund invests primarily in common stocks with market capitalizations comparable to those of the companies included in the Russell MidCap ® Value Index.
Average Annualized Total Return

									Commencement
	Expense	Inception							of operations
	Ratio	Date	One Year		Five Year		Ten Year		through 12/31/07

			with	without	with	without	with	without	with	without
			sales	sales	sales	sales	sales	sales	sales	sales
			charge	charge	charge	charge	charge	charge	charge	charge

Class A	1.64%	12/31/1997	(5.50)%	0.00%	16.66%	17.98%	8.15%	8.76%	8.15%	8.76%

Class B	2.39%	01/05/2001	(5.47)%	(0.71)%	16.91%	17.12%	n/a	n/a	10.95%	10.95%

Class C	2.39%	07/31/2000	(1.74)%	(0.79)%	17.11%	17.11%	n/a	n/a	10.65%	10.65%

Class I	1.39%	11/21/2000	0.30%	0.30%	18.31%	18.31%	n/a	n/a	12.33%	12.33%

Russell Midcap® Value Index*			(1.42)%	(1.42)%	17.91%	17.91%	10.18%	10.18%	10.18%	10.18%

* The benchmark since inception returns are calculated since commencement of December 31, 1997 through
 December 31, 2007.
        Performance data quoted represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. Performance data current to the most recent month end is available at www.quakerfunds.com or by calling us toll free at 1-800-220-8888. Total return includes reinvestment of dividends and capital gains.
        Class A shares of the Funds have a maximum sales charge of 5.50%. Class B and Class C shares have maximum deferred sales charges of 5.00% and 1.00%, respectively.
        The performance table does not reflect the deduction of taxes that a shareholder might pay on fund distributions or the redemption of fund shares. Total return calculations reflect expense reimbursements and fee waivers in the applicable periods. See financial highlights for periods where fees were waived or reimbursed.
        The Fund’s portfolio holdings may differ significantly from the securities held in the index and, unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses. You cannot invest directly in an index.
        The Russell Midcap® Value Index measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000® Value Index.

2007 SEMI-ANNUAL REPORT  ½   7

Performance Update

Quaker Small-Cap Value Fund (QUSVX, QSVBX, QSVCX, QSVIX)
Objectives and Principal Strategies
        The Fund seeks to provide long-term growth of capital. Current income is not a significant investment consideration and any such income realized will be considered incidental to the Fund’s investment objective. The Fund invests primarily in common stocks of U.S. companies with market capitalizations similar to the market capitalizations of companies included in the Russell 2000® Index and Russell 2500® Index. The Fund invests in companies considered by the Fund’s sub-adviser to have consistent earnings and above-average core assets, selling at relatively low market valuations, with attractive growth and momentum characteristics.
Average Annualized Total Return

									Commencement
	Expense	Inception							of operations
	Ratio	Date	One Year		Five Year		Ten Year		through 12/31/07

			with	without	with	without	with	without	with	without
			sales	sales	sales	sales	sales	sales	sales	sales
			charge	charge	charge	charge	charge	charge	charge	charge

Class A	1.82%	11/25/1996	(11.37)%	(6.21)%	15.52%	16.83%	9.13%	9.75%	11.58%	12.15%

Class B	2.57%	11/14/2000	(10.74)%	(7.01)%	15.70%	15.92%	n/a	n/a	10.49%	10.49%

Class C	2.57%	07/28/2000	(7.70)%	(6.96)%	15.99%	15.99%	n/a	n/a	11.40%	11.40%

Class I	1.57%	09/12/2000	(6.03)%	(6.03)%	17.09%	17.09%	n/a	n/a	11.00%	11.00%

Russell 2000® Index*			(1.57)%	(1.57)%	16.24%	16.24%	7.08%	7.08%	8.61%	8.61%

* The benchmark since inception returns are calculated since commencement of November 25, 1996 through
 December 31, 2007.
        Performance data quoted represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. Performance data current to the most recent month end is available at www.quakerfunds.com or by calling us toll free at 1-800-220-8888. Total return includes reinvestment of dividends and capital gains.
        Class A shares of the Funds have a maximum sales charge of 5.50%. Class B and Class C shares have maximum deferred sales charges of 5.00% and 1.00%, respectively.
        The performance table does not reflect the deduction of taxes that a shareholder might pay on fund distributions or the redemption of fund shares. Total return calculations reflect expense reimbursements and fee waivers in the applicable periods. See financial highlights for periods where fees were waived or reimbursed.
        The Fund’s portfolio holdings may differ significantly from the securities held in the index and, unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses. You cannot invest directly in an index.
        The Russell 2000® Index is a widely recognized unmanaged index comprised of the smallest 2000 companies represented in the Russell 3000® Index. The Index currently represents approximately 10% of the market capitalization of the Russell 3000® Index.
SUB-ADVISER: Aronson + Johnson + Ortiz, LP TOTAL NET ASSETS AS OF DECEMBER 31, 2007: $67,473,475

Top Ten Holdings** (% of net assets)

Check Point Software Technologies	1.05%
Energen Corp.	1.05%
Axis Capital Holdings Ltd.	1.04%
OSI Pharmaceuticals, Inc.	1.02%
Frontier Oil Corp.	1.01%
Polaris Industries, Inc.	1.00%
SVB Financial Group	0.99%
Safeco Corp.	0.99%
Federated Investors, Inc.	0.97%
NetFlix, Inc.	0.96%

% Fund Total	10.08%

** Excludes Short-Term Investments

8  ½   2007 SEMI-ANNUAL REPORT

SUB-ADVISER: Geewax, Terker & Co. TOTAL NET ASSETS AS OF DECEMBER 31, 2007: $3,895,242

Top Ten Holdings** (% of net assets)

Goldman Sachs Group, Inc.	4.42%
Google, Inc.	4.08%
Halliburton Co.	3.89%
Intel Corp.	3.63%
PartnerRe Ltd.	3.60%
Johnson & Johnson	3.51%
Procter & Gamble Co.	3.51%
Western Digital Corp.	3.49%
Lazard Ltd.	3.13%
BE Aerospace, Inc.	3.12%

% Fund Total	36.38%

** Excludes Short-Term Investments
Quaker Core Value Fund (QUGTX)
Objectives and Principal Strategies
        The Fund seeks to provide long-term growth of capital through the prudent investment in securities issued by companies considered by the sub-adviser to be “value” oriented companies. Current income is not a significant investment consideration and any such income realized will be considered incidental to the Fund’s investment objective.
Average Annualized Total Return

Commencement
	Expense	Inception					of operations
	Ratio	Date	One Year		Five Year		through 12/31/07

			with	without	with	without	with	without
			sales	sales	sales	sales	sales	sales
			charge	charge	charge	charge	charge	charge

Class A	2.01%	03/26/2002	3.73%	9.77%	15.77%	17.09%	9.68%	10.76%

Russell 1000® Value Index*			(0.17)%	(0.17)%	14.62%	14.62%	8.72%	8.72%

* The benchmark since inception returns are calculated since commencement of March 26, 2002 through
 December 31, 2007.
        Performance data quoted represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. Performance data current to the most recent month end is available at www.quakerfunds.com or by calling us toll free at 1-800-220-8888. Total return includes reinvestment of dividends and capital gains.
        Class A shares of the Funds have a maximum sales charge of 5.50%.
        The performance table does not reflect the deduction of taxes that a shareholder might pay on fund distributions or the redemption of fund shares. Total return calculations reflect expense reimbursements and fee waivers in the applicable periods. See financial highlights for periods where fees were waived or reimbursed.
        The Fund’s portfolio holdings may differ significantly from the securities held in the index and, unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses. You cannot invest directly in an index.
        The Russell 1000® Value Index is a widely recognized, unmanaged market capitalization index comprised of the largest 1000 companies represented in the Russell 3000® Index. The Index currently represents approximately 92% of the market capitalization of the Russell 3000® Index. The Russell 1000® Value Index measures the performance of those companies with lower price-to-book ratios and lower forecasted growth values.

2007 SEMI-ANNUAL REPORT  ½    9

Expense Information

        As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The Example is based on an investment of $1,000 invested at the beginning of the (six-month) period and held for the entire period July 1, 2007 through December 31, 2007.
Actual Expenses
        The first section of each table below provides information about actual account values and actual expenses for each of the Funds. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the applicable line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example For
Comparison Purposes
        The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account	Annualized Expense	Ending Account	Expenses Paid
		Value 7/01/07	Ratio For the Period	Value 12/31/07	During the Period*
Quaker Strategic Growth Fund

Actual return based on actual return of:
Class A	15.04%	$1,000.00	1.83%	$1,150.40	$9.92
Class B	14.61%	1,000.00	2.58%	1,146.10	13.96
Class C	14.59%	1,000.00	2.58%	1,145.90	13.95
Class I	15.23%	1,000.00	1.58%	1,152.30	8.57

Hypothetical return based on assumed 5% return
Class A		1,000.00	1.83%	1,015.98	9.30
Class B		1,000.00	2.58%	1,012.20	13.09
Class C		1,000.00	2.58%	1,012.20	13.09
Class I		1,000.00	1.58%	1,017.24	8.03

Quaker Core Equity Fund

Actual return based on actual return of:
Class A	3.18%	1,000.00	1.73%	1,031.80	8.86
Class B	2.82%	1,000.00	2.48%	1,028.20	12.68
Class C	2.84%	1,000.00	2.48%	1,028.40	12.68
Class I	3.37%	1,000.00	1.48%	1,033.70	7.59

Hypothetical return based on assumed 5% return
Class A		1,000.00	1.73%	1,016.48	8.79
Class B		1,000.00	2.48%	1,012.70	12.58
Class C		1,000.00	2.48%	1,012.70	12.58
Class I		1,000.00	1.48%	1,017.74	7.53

10  ½   2007 SEMI-ANNUAL REPORT

		Beginning Account	Annualized Expense	Ending Account	Expenses Paid
		Value 7/01/07	Ratio For the Period	Value 12/31/07	During the Period*

Quaker Small-Cap Growth Fund
Actual return based on actual return of:
Class A	(9.17)%	$1,000.00	2.19%	$908.30	$10.53
Class B	(9.56)%	1,000.00	2.94%	904.40	14.11
Class C	(9.59)%	1,000.00	2.94%	904.10	14.11
Class I	(9.14)%	1,000.00	1.94%	908.60	9.33

Hypothetical return based on assumed 5% return
Class A		1,000.00	2.19%	1,014.17	11.12
Class B		1,000.00	2.94%	1,010.38	14.90
Class C		1,000.00	2.94%	1,010.38	14.90
Class I		1,000.00	1.94%	1,015.43	9.86

Quaker Capital Opportunities Fund

Actual return based on actual return of:
Class A	7.63%	1,000.00	1.60%	1,076.30	8.37
Class B	7.23%	1,000.00	2.35%	1,072.30	12.27
Class C	7.25%	1,000.00	2.35%	1,072.50	12.28

Hypothetical return based on assumed 5% return
Class A		1,000.00	1.60%	1,017.14	8.13
Class B		1,000.00	2.35%	1,013.36	11.93
Class C		1,000.00	2.35%	1,013.36	11.93

Quaker Biotech Pharma-Healthcare Fund

Actual return based on actual return of:
Class A	2.60%	1,000.00	2.29%	1,026.00	11.69
Class B	2.30%	1,000.00	3.04%	1,023.00	15.50
Class C	2.20%	1,000.00	3.04%	1,022.00	15.49

Hypothetical return based on assumed 5% return
Class A		1,000.00	2.29%	1,013.66	11.62
Class B		1,000.00	3.04%	1,009.88	15.40
Class C		1,000.00	3.04%	1,009.88	15.40

Quaker Mid-Cap Value Fund

Actual return based on actual return of:
Class A	(8.80)%	1,000.00	1.49%	912.00	7.18
Class B	(9.16)%	1,000.00	2.24%	908.40	10.77
Class C	(9.13)%	1,000.00	2.24%	908.70	10.78
Class I	(8.67)%	1,000.00	1.24%	913.30	5.98

Hypothetical return based on assumed 5% return
Class A		1,000.00	1.49%	1,017.69	7.58
Class B		1,000.00	2.24%	1,013.91	11.37
Class C		1,000.00	2.24%	1,013.91	11.37
Class I		1,000.00	1.24%	1,018.95	6.31

Quaker Small-Cap Value Fund

Actual return based on actual return of:
Class A	(14.14)%	1,000.00	1.67%	858.60	7.82
Class B	(14.54)%	1,000.00	2.42%	854.60	11.31
Class C	(14.54)%	1,000.00	2.42%	854.60	11.31
Class I	(14.05)%	1,000.00	1.42%	859.50	6.66

2007 SEMI-ANNUAL REPORT  ½   11

Expense Information

		Beginning Account Value 7/01/07	Annualized Expense Ratio For the Period	Ending Account Value 12/31/07	Expenses Paid During the Period*
Quaker Small-Cap Value Fund (Continued)

Hypothetical return based on assumed 5% return
Class A		$1,000.00	1.67%	$1,016.79	$8.49
Class B		1,000.00	2.42%	1,013.01	12.28
Class C		1,000.00	2.42%	1,013.01	12.28
Class I		1,000.00	1.42%	1,018.05	7.22

Quaker Core Value Fund

Actual return based on actual return of:
Class A	(0.77)%	1,000.00	0.92%	992.30	4.62

Hypothetical return based on assumed 5% return
Class A		1,000.00	0.92%	1,020.57	4.69

*	Expenses are equal to the Fund’s annualized six-month expense ratios (excluding reimbursements) multiplied by the average account value over the period multiplied by the number of days in the most recent fiscal half year (184) divided by 365 to reflect the one-half year period.
12  ½   2007 SEMI-ANNUAL REPORT

Schedule of Investments and Securities Sold Short

Quaker Strategic Growth Fund

December 31, 2007 (Unaudited)

	Number	Fair
	of Shares	Value
Common Stocks — 87.68%
Basic Materials — 24.70%
Chemicals — 10.33%
Bayer AG ADR(a)	323,617	$29,510,052
Potash Corp. of Saskatchewan	306,000	44,051,760
The Mosaic Co.(b)	256,200	24,169,908

		97,731,720

Mining — 14.37%
Alcoa, Inc.	469,600	17,163,880
Compahnia Vale do Rio Doce ADR	1,395,900	45,604,053
Freeport-McMoRan Copper & Gold, Inc.	436,120	44,676,133
Rio Tinto PLC ADR	67,850	28,490,215

		135,934,281

Total Basic Materials (Cost: $163,318,918)		233,666,001

Communications — 0.96%
Internet Software & Services — 0.96%
Google, Inc.(b)	13,230	9,148,280

Total Communications (Cost: $9,084,823)		9,148,280

Consumer, Cyclical — 0.73%
Retail — 0.73%
CVS Caremark Corp.	174,500	6,936,375

Total Consumer, Cyclical (Cost: $5,995,691)		6,936,375

Consumer, Non-cyclical — 7.64%
Agricultural Products — 7.64%
Archer-Daniels-Midland Co.	883,000	40,997,690
Bunge Ltd.(a)	268,780	31,288,680

		72,286,370

Total Consumer, Non-Cyclical (Cost: $54,790,495)		72,286,370

Diversified — 1.01%
Holding Companies-Divers — 1.01%
Star Bulk Carriers Corp.(a)(b)	746,400	9,591,240

Total Diversified (Cost: $8,992,541)		9,591,240

Energy — 20.81%
Gas — 1.94%
Williams Cos., Inc.	512,300	18,330,094

Oil & Gas — 18.87%
Apache Corp.	299,150	32,170,591
Canadian Natural Resources Ltd.(a)	233,300	17,063,562
Noble Corp.	334,800	18,919,548

	Number	Fair
	of Shares	Value
Common Stocks (Continued)
Oil & Gas (Continued)
Occidental Petroleum Corp.	463,500	$35,684,865
Transocean, Inc.(a)(b)	333,774	47,779,748
XTO Energy, Inc.	524,700	26,948,592

		178,566,906

Total Energy (Cost: $166,498,097)		196,897,000

Financial — 4.71%
Diversified Financial Services — 4.71%
CME Group, Inc.	25,620	17,575,320
Goldman Sachs Group, Inc.	33,420	7,186,971
NYSE Euronext	225,300	19,774,581

		44,536,872

Total Financial (Cost: $42,263,553)		44,536,872

Healthcare — 2.91%
Healthcare-Services — 2.91%
Aetna, Inc.	320,200	18,485,146
WellPoint, Inc.(b)	102,800	9,018,644

		27,503,790

Total Healthcare (Cost: $23,886,697)		27,503,790

Industrial — 18.14%
Aerospace & Defense — 3.20%
General Dynamics Corp.	124,400	11,070,356
Raytheon Co.	317,335	19,262,234

		30,332,590

Engineering — 4.25%
McDermott International, Inc.(b)	680,800	40,187,624

Engineering & Construction — 5.98%
ABB Ltd. ADR	740,042	21,313,210
KBR, Inc.(b)	908,500	35,249,800

		56,563,010

Environmental Control — 0.57%
American Ecology Corp.	229,169	5,380,888

Miscellaneous Manufacturing — 4.14%
Siemens AG ADR	248,830	39,155,889

Total Industrial (Cost: $128,463,579)		171,620,001

Technology — 3.72%
Computers — 1.28%
Apple, Inc.(b)	61,070	12,096,745

The accompanying notes are an integral part of the financial statements.
2007 SEMI-ANNUAL REPORT  ½   13

Schedule of Investments and Securities Sold Short

Quaker Strategic Growth Fund

December 31, 2007 (Unaudited)

	Number	Fair
	of Shares	Value
Common Stocks (Continued)
Software — 2.44%
Mastercard, Inc.(a)	107,330	$23,097,416

Total Technology (Cost: $29,324,632)		35,194,161

Utilities — 2.35%
Electric — 2.35%
Allegheny Energy, Inc.	349,200	22,212,612

Total Utilities (Cost: $14,126,189)		22,212,612

Total Common Stocks (Cost $646,745,215)		829,592,702

Warrant — 0.00%
Waste Management Services, Inc. Warrants Expiration: April, 2009, Exercise Price: $12.00(b)(c)	50,000	0

Total Warrants (Cost $0)		0

	Par Value
Short-Term Investments — 20.14%
Investment Trust — 11.12%
Securities Lending Investment Fund, a series of the Brown Brothers Investment Trust(d)	$105,203,462	$105,203,462

Time Deposit — 9.02%
Bank of America (London) 2.53%, 01/02/2008	85,382,107	85,382,107

Total Short-Term Investments (Cost $190,585,569)		190,585,569

Total Investments (Cost $837,330,784) — 107.82%		1,020,178,271

Liabilities in Excess of Other Assets, Net (7.82)%		(74,033,735)

Total Net Assets — 100.00%		$946,144,536

	Number	Fair
Schedule of Securities Sold Short	of Shares	Value
Common Stocks — 1.92%
Altera Corp.	245,500	$4,743,060
Bed Bath & Beyond, Inc.(a)	318,400	9,357,776
FedEx Corp.	45,880	4,091,120

Total Common Stocks (Proceeds: $19,019,437)		18,191,956

Total Securities Sold Short (Proceeds: $19,019,437)		$18,191,956

ADR    American Depositary Receipt
(a)       All or a portion of the security out on loan.
(b)       Non-income producing security.
(c)      Restricted security.
           Waste Management Services, Inc. warrants were acquired on November 17, 2006 at a cost of $ 0. Since market quotations are not readily available for these securities, they were valued at fair value as determined by the Adviser using procedures approved by the Board of Trustees. The total fair value of such securities at December 31, 2007 is $0, which represents 0.00% of total net assets.
(d)       Represents investment of collateral received from securities lending transactions.

14  ½   2007 SEMI-ANNUAL REPORT

Schedule of Investments

Quaker Core Equity Fund
December 31, 2007 (Unaudited)

	Number	Fair
	of Shares	Value
Common Stocks — 97.82%
Basic Materials — 4.91%
Chemicals — 2.57%
Airgas, Inc.	2,100	$109,431
Albemarle Corp.	3,000	123,750
Monsanto Co.	1,000	111,690

		344,871

Iron & Steel Production — 0.77%
Allegheny Technologies, Inc.	1,200	103,680

Mining — 1.57%
BHP Billiton Ltd. ADR(a)	3,000	210,120

Total Basic Materials (Cost: $580,927)		658,671

Communications — 12.29%
Internet Software & Services — 4.12%
Google, Inc.(b)	800	553,184

Multimedia — 2.38%
News Corp. Inc. Class A	4,100	84,009
The Walt Disney Co.	7,300	235,644

		319,653

Telecommunications — 5.79%
America Movil SA de CV ADR	1,500	92,085
Corning, Inc.	10,400	249,496
Harris Corp.	1,400	87,752
Qualcomm, Inc.	4,000	157,400
Telecom Argentina SA ADR(b)	1,000	22,250
Telekomunikasi Indonesia Tbk PT ADR	4,000	168,040

		777,023

Total Communications (Cost: $1,396,906)		1,649,860

Consumer, Cyclical — 3.48%
Auto Manufacturers — 1.55%
Oshkosh Truck Corp.	4,400	207,944

Auto Parts & Equipment — 0.51%
Johnson Controls, Inc.	1,900	68,476

Retail — 1.42%
CVS Caremark Corp.	1,200	47,700
Wal-Mart Stores, Inc.	3,000	142,590

		190,290

Total Consumer, Cyclical (Cost: $480,050)		466,710

Consumer, Non-cyclical — 6.49%
Commerical Services — 0.42%
Sotheby’s Holdings, Inc.(a)	1,500	57,150

	Number	Fair
	of Shares	Value
Common Stocks (Continued)
Cosmetics & Toiletries — 3.72%
Procter & Gamble Co.	6,800	$499,256

Food — 0.17%
Koninklijke Ahold NV ADR	1,600	22,293

Food & Beverages — 2.18%
PepsiCo, Inc.	3,860	292,974

Total Consumer, Non-Cyclical (Cost: $773,711)		871,673

Energy — 8.74%
Coal — 0.27%
Massey Energy Co.	1,000	35,750

Oil & Gas — 6.59%
Baker Hughes, Inc.	3,900	316,290
Chesapeake Energy Corp.	4,000	156,800
Continental Resources, Inc.(b)	1,000	26,130
Halliburton Co.	5,700	216,087
Murphy Oil Corp.	2,000	169,680

		884,987

Oil & Gas Services — 1.88%
Cameron International Corp.(b)	3,000	144,390
Schlumberger Ltd.	1,100	108,207

		252,597

Total Energy (Cost: $973,795)		1,173,334

Financial — 15.17%
Banks — 1.30%
Allied Irish Banks PLC ADR	3,800	174,572

Diversified Financial Services — 9.95%
Credit Suisse Group ADR	2,900	174,290
GLG Partners, Inc.(b)	500	6,800
Goldman Sachs Group, Inc.	2,000	430,100
Investment Technology Group, Inc.(b)	3,100	147,529
Lazard Ltd.	2,000	81,360
Nasdaq Stock Market, Inc.(b)	4,100	202,909
Nymex Holdings, Inc.	1,300	173,693
NYSE Euronext	1,200	105,324
World Acceptance Corp. (S.C.)(b)	500	13,490

		1,335,495

Insurance — 3.92%
ACE Ltd.	3,629	224,200
Endurance Specialty Holdings Ltd.	3,200	133,536
HCC Insurance Holdings, Inc.	2,300	65,964
Transatlantic Holdings, Inc.	1,400	101,738

		525,438

Total Financial (Cost: $2,086,571)		2,035,505

The accompanying notes are an integral part of the financial statements.
2007 SEMI-ANNUAL REPORT  ½   15

Schedule of Investments

Quaker Core Equity Fund
December 31, 2007 (Unaudited)

	Number	Fair
	of Shares	Value
Common Stocks (Continued)
Healthcare — 11.74%
Biotechnology — 1.61%
Genzyme Corp.(b)	2,900	$215,876

Healthcare-Products — 4.47%
Johnson & Johnson	9,000	600,300

Healthcare-Services — 3.69%
Humana, Inc.(b)	3,300	248,523
UnitedHealth Group, Inc.	2,800	162,960
WellCare Health Plans, Inc.(b)	2,000	84,820

		496,303

Pharmaceuticals — 1.97%
Schering-Plough Corp.	9,900	263,736

Total Healthcare (Cost: $1,557,215)		1,576,215

Industrial — 17.08%
Aerospace & Defense — 3.45%
BE Aerospace, Inc.(b)	4,000	211,600
Rockwell Collins, Inc.	3,500	251,895

		463,495

Electrical Components & Equipment — 2.58%
Avnet, Inc.(b)	4,000	139,880
Hubbell, Inc.	4,000	206,400

		346,280

Electronics — 0.86%
Thermo Fisher Scientific, Inc.(b)	2,000	115,360

Engineering & Construction — 0.64%
ABB Ltd. ADR	3,000	86,400

Machinery-Diversified — 0.04%
Flow International Corp.(b)	500	4,660

Metal Fabricate & Hardware — 1.03%
Precision Castparts Corp.	1,000	138,700

Miscellaneous Manufacturing — 4.74%
Dover Corp.	1,600	73,744
Eaton Corp.	1,000	96,950
General Electric Co.	6,440	238,731
Textron, Inc.	1,700	121,210
The Brink’s Co.	1,000	59,740
Tyco International Ltd.	1,150	45,597

		635,972

	Number	Fair
	of Shares	Value
Common Stocks (Continued)
Transportation — 3.60%
CSX Corp.	5,000	$219,900
Kansas City Southern(b)	2,000	68,660
Kirby Corp.(b)	2,000	92,960
Norfolk Southern Corp.	2,000	100,880

		482,400

Trucking & Leasing — 0.14%
GATX Corp.	500	18,340

Total Industrial (Cost: $2,235,026)		2,291,607

Technology — 13.20%
Computers — 6.54%
Apple, Inc.(b)	2,600	515,008
Hewlett-Packard Co.	2,300	116,104
Seagate Technology	3,500	89,250
Western Digital Corp.(b)	5,200	157,092

		877,454

Semiconductors — 6.66%
Intel Corp.	20,000	533,200
MEMC Electronic Materials, Inc.(b)	3,000	265,470
Microtune, Inc.(b)	6,000	39,180
QLogic Corp.(b)	4,000	56,800

		894,650

Total Technology (Cost: $1,299,475)		1,772,104

Utilities — 4.72%
Electric — 4.72%
AES Corp.(b)	3,400	72,726
Allegheny Energy, Inc.	2,000	127,220
Centerpoint Energy, Inc.	6,000	102,780
Constellation Energy Group, Inc.	600	61,518
Mirant Corp.(b)	3,500	136,430
Public Service Enterprise Group, Inc.	1,000	98,240
Sierra Pacific Resources	2,000	33,960

		632,874

Total Utilities (Cost: $629,601)		632,874

Total Common Stocks (Cost $12,013,277)		13,128,553

16  ½   2007 SEMI-ANNUAL REPORT

\

	Par	Fair
	Value	Value
Short-Term Investments — 4.28%

Investment Trust — 2.07%
Securities Lending Investment Fund, a series of the Brown Brothers Investment Trust(c)	$277,695	$277,695

Time Deposit — 2.21%
Wells Fargo 2.53%, 1/02/08	296,816	296,816

Total Short-Term Investments (Cost $574,511)		574,511

Total Investments (Cost $12,587,788) — 102.10%		13,703,064

Liabilities in Excess of Other Assets, Net (2.10)%		(282,350)

Total Net Assets — 100.00%		$13,420,714

ADR   American Depositary Receipt
(a)      All or a portion of the security out on loan.
(b)      Non-income producing security.
(c)      Represents investment of collateral received from securities lending transactions.

The accompanying notes are an integral part of the financial statements.
2007 SEMI-ANNUAL REPORT  ½   17

Schedule of Investments

Quaker Small-Cap Growth Fund
December 31, 2007 (Unaudited)

	Number	Fair
	of Shares	Value
Common Stocks — 97.18%

Communications — 9.04%
Internet — 1.69%
AsianInfo Holdings, Inc.(a)	800	$8,800
Cybersource Corp.(a)	2,000	35,540
Lionbridge Technologies(a)	1,000	3,550
Stamps.com, Inc.(a)	500	6,090

		53,980

Telecommunications — 7.35%
Arris Group, Inc.(a)	512	5,112
Corning, Inc.	3,000	71,970
CPI International, Inc.(a)	2,000	34,200
Foundry Networks, Inc.(a)	200	3,504
Harmonic, Inc.(a)	3,700	38,776
Network Equipment Technologies, Inc.(a)	2,700	22,734
Oplink Communications, Inc.(a)	1,200	18,420
Optium Corp.(a)	500	3,940
Telecom Argentina SA ADR(a)	1,600	35,600

		234,256

Total Communications (Cost: $281,207)		288,236

Consumer, Cyclical — 5.78%
Apparel — 1.23%
Iconix Brand Group, Inc.(a)	2,000	39,320

Distribution & Wholesale — 0.91%
Brightpoint, Inc.(a)	1,900	29,184

Entertainment — 0.75%
Macrovision Corp.(a)	1,300	23,829

Retail — 2.89%
Ezcorp, Inc.(a)	3,000	33,870
hhgregg, Inc.(a)	1,500	20,640
Longs Drug Stores Corp.(b)	800	37,600

		92,110

Total Consumer, Cyclical (Cost: $193,306)		184,443

Consumer, Non-cyclical — 2.80%
Biotechnology — 0.35%
American Oriental Bioengineering, Inc.(a)	1,000	11,080

Commerical Services — 2.01%
AMN Healthcare Services, Inc.(a)	300	5,151
CBIZ, Inc.(a)	800	7,848
Healthspring, Inc.(a)	800	15,240
Sotheby’s Holdings, Inc.(b)	600	22,860
Spherion Corp.(a)	1,800	13,104

		64,203

Food — 0.44%
Nash Finch Co.	400	14,112

Total Consumer, Non-Cyclical (Cost: $94,050)		89,395

	Number	Fair
	of Shares	Value
Common Stocks (Continued)

Diversified — 1.82%
Holding Companies-Divers — 1.82%
Compass Diversified Holdings	1,200	$17,880
Leucadia National Corp.(b)	850	40,035

		57,915

Total Diversified (Cost: $48,772)		57,915

Energy — 8.97%
Oil & Gas — 6.30%
ATP Oil & Gas Corp.(a)	1,000	50,540
Chesapeake Energy Corp.	1,500	58,800
Mariner Energy, Inc.(a)	4,000	91,520

		200,860

Oil & Gas Services — 2.67%
Gulf Island Fabrication, Inc.	1,500	47,565
T-3 Energy Services, Inc.(a)	800	37,608

		85,173

Total Energy (Cost: $282,848)		286,033

Equity Funds — 3.26%
Equity Funds — 3.26%
iShares Russell 2000 Index Fund	1,000	75,920
iShares Russell 2000 Value Index Fund	400	28,192

		104,112

Total Equity Funds (Cost: $108,431)		104,112

Financial — 16.37%
Banks — 0.88%
City Bank	500	11,210
Horizon Financial Corp.	200	3,488
Oriental Financial Group	1,000	13,410

		28,108

Diversified Financial Services — 2.71%
Asset Acceptance Capital Corp.	500	5,205
Greenhill & Co., Inc.	300	19,944
Knight Capital Group, Inc.(a)	1,900	27,360
Lazard Ltd.	500	20,340
optionsXpress Holdings, Inc.(b)	400	13,528

		86,377

Insurance — 9.88%
Amtrust Financial Services, Inc.	500	6,885
Aspen Insurance Holdings Ltd.	1,800	51,912
Assured Guaranty Ltd.	200	5,308
First Mercury Financial Corp.(a)	200	4,880
Flagstone Reinsurance Holdings Ltd.	200	2,780
Greenlight Capital Re Ltd.(a)	400	8,316

18  ½   2007 SEMI-ANNUAL REPORT

	Number	Fair
	of Shares	Value
Common Stocks (Continued)
Insurance (Continued)
Harleysville Group, Inc.	200	$7,076
IPC Holdings Ltd.	2,000	57,740
Meadowbrook Insurance Group, Inc.(a)	200	1,882
National Interstate Corp.	1,000	33,100
SeaBright Insurance Holdings, Inc.(a)	1,500	22,620
Transatlantic Holdings, Inc.	1,300	94,471
Validus Holdings Ltd.(a)	700	18,186

		315,156

REITS — 2.90%
Capital Trust, Inc.	200	6,130
First Industrial Realty Trust, Inc.(b)	1,700	58,820
Redwood Trust, Inc.	800	27,392

		92,342

Total Financial (Cost: $526,216)		521,983

Healthcare — 6.69%
Healthcare-Products — 1.34%
Cynosure, Inc.(a)	400	10,584
SonoSite, Inc.(a)	950	31,987

		42,571

Healthcare-Services — 1.66%
Centene Corp.(a)	500	13,720
LHC Group, Inc.(a)	200	4,996
Sun Healthcare Group, Inc.(a)	2,000	34,340

		53,056

Pharmaceuticals — 3.69%
Cubist Pharmaceuticals, Inc.(a)	800	16,408
K-V Pharmaceutical Co.(a)(b)	2,100	59,934
Medicis Pharmaceutical Corp.(b)	1,200	31,164
Salix Pharmaceuticals Ltd.(a)(b)	1,300	10,244

		117,750

Total Healthcare (Cost: $212,596)		213,377

Industrial — 18.68%
Aerospace & Defense — 2.70%
AAR Corp.(a)	1,400	53,242
Triumph Group, Inc.	400	32,940

		86,182

Building Materials — 0.18%
Apogee Enterprises, Inc.	330	5,646

Electronic Equipment & Instruments — 0.45%
Technitrol, Inc.	500	14,290

	Number	Fair
	of Shares	Value
Common Stocks (Continued)
Electronics — 2.69%
II-VI, Inc.(a)	1,600	$48,880
Plexus Corp.(a)	1,400	36,764

		85,644

Engineering & Construction — 0.37%
EMCOR Group, Inc.(a)	500	11,815

Industrial Equipment — 0.70%
Belden CDT, Inc.	500	22,250

Machinery-Construction & Mining — 2.80%
Bucyrus International, Inc.	900	89,451

Machinery-Diversified — 4.46%
Applied Industrial Technologies, Inc.	1,260	36,565
Chart Industries, Inc.(a)	500	15,450
Columbus McKinnon Corp.(a)	1,300	42,406
Flow International Corp.(a)	1,400	13,048
Kadant, Inc.(a)	1,170	34,714

		142,183

Packaging & Containers — 1.43%
Greif, Inc.	700	45,759

Transportation — 2.90%
Eagle Bulk Shipping, Inc.	1,800	47,790
Genco Shipping & Trading Ltd.(b)	500	27,380
Kansas City Southern(a)	500	17,165

		92,335

Total Industrial (Cost: $568,171)		595,555

Technology — 14.20%
Computers — 1.26%
iGate Corp.(a)	1,400	11,858
Ness Technologies, Inc.	700	6,461
Sigma Designs, Inc.(a)	200	11,040
SYKES Enterprises, Inc.(a)	600	10,800

		40,159

Semiconductors — 10.40%
IPG Photonics Corp.(a)	400	7,996
Microsemi Corp.(a)	1,500	33,210
Microtune, Inc.(a)	700	4,571
Monolithic Power Systems, Inc.(a)	5,000	107,350
ON Semiconductor Corp.(a)(b)	1,000	8,880
SiRF Technology Holdings, Inc.(a)	1,300	32,669
Skyworks Solutions, Inc.(a)	1,800	15,300
Zoran Corp.(a)	5,400	121,554

		331,530

The accompanying notes are an integral part of the financial statements.
2007 SEMI-ANNUAL REPORT  ½   19

 Schedule of Investments

 Quaker Small-Cap Growth

Fund
  December 31, 2007 (Unaudited)

	Number	Fair
	of Shares	Value
Common Stocks (Continued)

Software — 2.54%
Aspen Technology, Inc.(a)	800	$12,976
DivX, Inc.(a)	2,000	28,000
JDA Software Group, Inc.(a)	1,000	20,460
SYNNEX Corp.(a)	1,000	19,600

		81,036

Total Technology (Cost: $452,250)		452,725

Utilities — 9.57%
Electric — 8.62%
AES Corp.(a)	500	10,695
Centerpoint Energy, Inc.	1,500	25,695
Cleco Corp.	2,200	61,160
Constellation Energy Group, Inc.	800	82,024
Empire District Electric Co.	2,700	61,506
Sierra Pacific Resources	2,000	33,960

		275,040

Water — 0.95%
American States Water Co.	800	30,144

Total Utilities (Cost: $306,619)		305,184

Total Common Stocks (Cost $3,074,466)		3,098,958

	Par	Fair
	Value	Value
Short-Term Investments — 13.73%

Investment Trust — 9.30%
Securities Lending Investment Fund, a series of the Brown Brothers Investment Trust(c)	$296,531	$296,531

Time Deposit — 4.43%
Bank of America (London) 2.53%, 01/02/2008	141,201	141,201

Total Short-Term Investments (Cost $437,732)		437,732

Total Investments (Cost $3,512,198) — 110.91%		3,536,690

Liabilities in Excess of Other Assets, Net (10.91)%		(347,899)

Total Net Assets — 100.00%		$3,188,791

ADR   American Depositary Receipt
(a)      Non-income producing security.
(b)      All or a portion of the security out on loan.
(c)      Represents investment of collateral received from securities lending transactions.

          20  ½   2007 SEMI-ANNUAL REPORT

Schedule of Investments

Quaker Capital Opportunities Fund
December 31, 2007 (Unaudited)

	Number	Fair
	of Shares	Value
Common Stocks — 87.69%

Basic Materials — 3.49%
Chemicals — 3.49%
Air Products & Chemicals, Inc.	5,800	$572,054

Total Basic Materials (Cost: $431,504)		572,054

Communications — 8.73%
Advertising — 4.72%
Omnicom Group, Inc.	16,300	774,739

Communication Services — 4.01%
Western Union Co.	27,100	657,988

Total Communications (Cost: $1,467,298)		1,432,727

Consumer, Cyclical — 7.52%
Retail — 7.52%
CVS Caremark Corp.	16,200	643,950
Walgreen Co.	15,500	590,240

		1,234,190

Total Consumer, Cyclical (Cost: $1,142,818)		1,234,190

Consumer, Non-cyclical — 11.80%
Cosmetics & Toiletries — 3.75%
Colgate-Palmolive Co.	7,900	615,884

Food & Beverages — 8.05%
Diageo PLC ADR(a)	7,600	652,308
PepsiCo, Inc.	8,800	667,920

		1,320,228

Total Consumer, Non-Cyclical (Cost: $1,465,095)		1,936,112

Energy — 4.38%
Oil & Gas — 2.21%
ConocoPhillips	4,100	362,030

Oil & Gas Services — 2.17%
Weatherford International Ltd.(b)	5,200	356,720

Total Energy (Cost: $660,584)		718,750

Financial — 6.02%
Financial Services — 2.94%
Principal Financial Group, Inc.	7,000	481,880

	Number	Fair
	of Shares	Value
Common Stocks (Continued)

Insurance — 3.08%
The Hartford Financial Services Group, Inc.	5,800	$505,702

Total Financial (Cost: $884,304)		987,582

Healthcare — 17.23%
Biotechnology — 3.23%
Genentech, Inc.(b)	7,900	529,853

Healthcare-Services — 4.08%
UnitedHealth Group, Inc.	11,500	669,300

Pharmaceuticals — 9.92%
Barr Pharmaceuticals, Inc.(b)	9,100	483,210
Novartis AG ADR	10,100	548,531
Teva Pharmaceutical Industries Ltd. ADR	12,800	594,944

		1,626,685

Total Healthcare (Cost: $2,770,707)		2,825,838

Industrial — 10.11%
Aerospace & Defense — 6.02%
General Dynamics Corp.	5,740	510,802
L-3 Communication Holdings, Inc.	4,500	476,730

		987,532

Miscellaneous Manufacturing — 4.09%
Textron, Inc.	9,400	670,220

Total Industrial (Cost: $1,222,772)		1,657,752

Technology — 18.41%
Computer Services — 8.02%
Automatic Data Processing, Inc.	12,800	569,984
Oracle Corp.(b)	33,000	745,140

		1,315,124

Computer Software & Services — 3.90%
Microsoft Corp.	17,995	640,622

Computers — 6.49%
Hewlett-Packard Co.	9,900	499,752
International Business Machines Corp.	5,230	565,363

		1,065,115

Total Technology (Cost: $2,744,086)		3,020,861

Total Common Stocks (Cost $12,789,168)		14,385,866

The accompanying notes are an integral part of the financial statements.
2007 SEMI-ANNUAL REPORT  ½   21

Schedule of Investments

Quaker Capital Opportunities Fund

December 31, 2007 (Unaudited)

	Par	Fair
	Value	Value
Short-Term Investments — 16.52%

Investment Trust — 4.04%
Securities Lending Investment Fund, a series of the Brown Brothers Investment Trust(c)	$662,112	$662,112

Time Deposit — 12.48%
Bank of America (London) 2.53%, 01/02/2008	2,047,354	2,047,354

Total Short-Term Investments (Cost $2,709,466)		2,709,466

Total Investments (Cost $15,498,634) — 104.21%		17,095,332

Liabilities in Excess of Other Assets, Net (4.21)%		(690,382)

Total Net Assets — 100.00%		$16,404,950

ADR   American Depositary Receipt
(a)      All or a portion of the security out on loan.
(b)      Non-income producing security.
(c)      Represents investment of collateral received from securities lending transactions.

22  ½   2007 SEMI-ANNUAL REPORT

 Schedule of Investments and Securities Sold Short

Quaker Biotech Pharma-Healthcare Fund

December 31, 2007 (Unaudited)

	Number	Fair
	of Shares	Value
Domestic Common Stocks — 75.31%

Healthcare — 75.31%
Biotechnology — 61.56%
Affymax, Inc.(a)	4,090	$91,452
Allergan, Inc.	4,304	276,489
Amgen, Inc.(a)	7,332	340,498
Biogen Idec, Inc.(a)	3,438	195,691
Celgene Corp.(a)	8,170	377,536
CV Therapeutics, Inc.(a)	11,101	100,464
deCODE genetics, Inc.(a)(b)	47,156	173,534
Genentech, Inc.(a)	3,810	255,537
Genzyme Corp.(a)	4,662	347,039
Gilead Sciences, Inc.(a)	9,440	434,334
Human Genome Sciences, Inc.(a)	20,861	217,789
Illumina, Inc.(a)	3,160	187,262
ImClone Systems, Inc.(a)	8,821	379,303
InterMune, Inc.(a)(b)	11,253	150,003
Nektar Therapeutics(a)	32,879	220,618
Onyx Pharmaceuticals, Inc.(a)	4,984	277,210
Progenics Pharmaceuticals, Inc.(a)(b)	23,202	419,260
Savient Pharmaceuticals, Inc.(a)(b)	11,070	254,278
Vertex Pharmaceuticals, Inc.(a)	14,008	325,406

		5,023,703

Healthcare-Products — 5.24%
Align Technology, Inc.(a)	14,191	236,706
Luminex Corp.(a)(b)	11,753	190,869

		427,575

Pharmaceuticals — 8.51%
Cardiome Pharma Corp.(a)(b)	33,513	298,936
Isis Pharmaceuticals, Inc.(a)(b)	11,863	186,842
The Medicines Co.(a)	10,903	208,901

		694,679

Total Healthcare (Cost: $6,332,974)		6,145,957

Total Domestic Common Stocks (Cost $6,332,974)		6,145,957

Foreign Common Stocks — 7.53%

Denmark — 4.87%
Pharmaceuticals — 4.87%
Novo Nordisk A/S	6,058	397,192

Total Denmark (Cost: $378,221)		397,192

	Number	Fair
	of Shares	Value
Foreign Common Stocks (Continued)

Switzerland — 2.66%
Therapeutics — 2.66%
Speedel Holding AG(a)	1,910	$217,072

Total Switzerland (Cost: $264,481)		217,072

Total Foreign Common Stocks (Cost $642,702)		614,264

	Par Value
Short-Term Investments — 37.20%

Foreign Currencies — 2.72%
Swiss Franc	$251,636	222,039

Investment Trust — 21.25%
Securities Lending Investment Fund, a series of the Brown Brothers Investment Trust(c)	1,734,419	1,734,419

Time Deposit — 13.23%
Citibank (Nassau) 2.53%, 01/02/2008	1,079,682	1,079,682

Total Short-Term Investments (Cost $3,030,718)		3,036,140

Total Investments (Cost $10,006,394) — 120.04%		9,796,361

Liabilities in Excess of Other Assets, Net (20.04%)		(1,635,603)

Total Net Assets — 100.00%		$8,160,758

	Number
Schedule of Securities Sold Short	of Shares
Common Stocks — 11.05%

Actelion, Ltd.(a)	3,739	$171,724
GlaxoSmithKline PLC ADR	5,000	251,950
Powershares QQQ NASDAQ 100	7,400	379,176
Sangamo Biosciences, Inc.(a)	7,575	99,157

Total Common Stocks (Proceeds: $924,494)		902,007

Total Securities Sold Short (Proceeds: $924,494)		$902,007

(a)	Non-income producing security.

(b)	All or a portion of the security out on loan.

(c)	Represents investment of collateral received from securities lending transactions.

The accompanying notes are an integral part of the financial statements.
2007 SEMI-ANNUAL REPORT  ½   23

Schedule of Investments

Quaker Mid-Cap Value Fund
December 31, 2007 (Unaudited)

	Number	Fair
	of Shares	Value
Common Stocks — 99.51%

Basic Materials — 7.05%
Chemicals — 2.28%
Sherwin-Williams Co.	60,000	$3,482,400

Iron & Steel Production — 3.40%
Steel Dynamics, Inc.	87,500	5,212,375

Mining — 1.37%
Southern Copper Corp.(a)	20,000	2,102,600

Total Basic Materials (Cost: $7,751,918)		10,797,375

Communications — 3.17%
Telecommunications — 3.17%
RF Micro Devices, Inc.(a)(b)	850,000	4,853,500

Total Communications (Cost: $5,344,725)		4,853,500

Consumer, Cyclical — 17.24%
Apparel — 2.25%
VF Corp.	50,000	3,433,000

Auto Manufacturers — 3.09%
Oshkosh Truck Corp.	100,000	4,726,000

Auto Parts & Equipment — 2.10%
Magna International, Inc.	40,000	3,217,200

Home Builders — 3.10%
Thor Industries, Inc.(a)	125,000	4,751,250

Leisure Time — 1.87%
Polaris Industries, Inc.(a)	60,000	2,866,200

Retail — 4.83%
American Eagle Outfitters, Inc.	250,000	5,192,500
Nordstrom, Inc.	60,000	2,203,800

		7,396,300

Total Consumer, Cyclical (Cost: $28,457,635)		26,389,950

Energy — 5.61%
Oil & Gas — 3.16%
Helix Energy Solutions Group, Inc.(b)	80,000	3,320,000
Holly Corp.	30,000	1,526,700

		4,846,700

Oil & Gas Services — 2.45%
BJ Services Co.	40,000	970,400
Grant Prideco, Inc.(b)	50,000	2,775,500

		3,745,900

Total Energy (Cost: $7,547,132)		8,592,600

	Number	Fair
	of Shares	Value
Common Stocks (Continued)

Financial — 16.61%
Insurance — 16.61%
American Financial Group, Inc.	100,000	$2,888,000
Cigna Corp.	90,000	4,835,700
HCC Insurance Holdings, Inc.	150,000	4,302,000
Philadelphia Consolidated Holding Corp.(b)	120,000	4,722,000
Reinsurance Group of America, Inc.(a)	65,849	3,455,755
W.R. Berkley Corp.	175,000	5,216,750

		25,420,205

Total Financial (Cost: $25,911,579)		25,420,205

Healthcare — 10.92%
Healthcare-Services — 3.10%
Coventry Health Care, Inc.(b)	80,000	4,740,000

Pharmaceuticals — 7.82%
Barr Pharmaceuticals, Inc.(b)	100,000	5,310,000
Forest Laboratories, Inc.(b)	100,000	3,645,000
Herbalife Ltd.	75,000	3,021,000

		11,976,000

Total Healthcare (Cost: $16,875,652)		16,716,000

Industrial — 23.82%
Aerospace & Defense — 2.08%
L-3 Communication Holdings, Inc.	30,000	3,178,200

Electrical Components & Equipment — 6.09%
Ametek, Inc.	100,000	4,684,000
Amphenol Corp.	100,000	4,637,000

		9,321,000

Hand & Machine Tools — 3.02%
Lincoln Electric Holdings, Inc.	65,000	4,626,700

Machinery-Diversified — 2.91%
Cummins, Inc.	35,000	4,457,950

Miscellaneous Manufacturing — 6.26%
Ceradyne, Inc.(b)	75,000	3,519,750
Parker Hannifin Corp.	67,500	5,083,425
Trinity Industries, Inc.(a)	35,000	971,600

		9,574,775

Transportation — 3.46%
CSX Corp.	50,000	2,199,000
DryShips, Inc.(a)	40,000	3,096,000

		5,295,000

Total Industrial (Cost: $30,207,801)		36,453,625

24  ½   2007 SEMI-ANNUAL REPORT

	Number	Fair
	of Shares	Value
Common Stocks (Continued)

Technology — 15.09%
Computers — 2.50%
Seagate Technology	150,000	$3,825,000

Electrical Components & Equipment — 3.79%
Altera Corp.	300,000	5,796,000

Semiconductors — 6.17%
Kla-Tencor Corp.	100,000	4,816,000
Maxim Integrated Products, Inc.	175,000	4,634,000

		9,450,000

Software — 2.63%
SEI Investments Co.	125,000	4,021,250

Total Technology (Cost: $23,016,282)		23,092,250

Total Common Stocks (Cost $145,112,724)		152,315,505

	Par Value
Short-Term Investments — 10.90%

Investment Trust — 10.47%
Securities Lending Investment Fund, a series of the Brown Brothers Investment Trust(c)	$16,020,199	$16,020,199

Time Deposit — 0.43%
Citibank (Nassau) 2.53%, 01/02/2008	668,292	668,292

Total Short-Term Investments (Cost $16,688,491)		16,688,491

Total Investments (Cost $161,801,215) — 110.41%		169,003,996

Liabilities in Excess of Other Assets, Net (10.41)%		(15,933,951)

Total Net Assets — 100.00%		$153,070,045

(a)   All or a portion of the security out on loan.
(b)   Non-income producing security.
(c)   Represents investment of collateral received from securities lending transactions.

The accompanying notes are an integral part of the financial statements.
2007 SEMI-ANNUAL REPORT  ½   25

Schedule of Investments

Quaker Small-Cap Value Fund
December 31, 2007 (Unaudited)

	Number	Fair
	of Shares	Value
Common Stocks — 100.27%

Basic Materials — 4.32%
Chemicals — 3.01%
NewMarket Corp.	11,100	$618,159
Nova Chemicals Corp.	8,400	272,160
Schulman A, Inc.	25,000	538,750
Terra Industries, Inc.(a)	12,600	601,776

		2,030,845

Iron & Steel Production — 1.31%
Carpenter Technology Corp.	8,000	601,360
Schnitzer Steel Industries, Inc.	4,100	283,433

		884,793

Total Basic Materials (Cost: $2,378,433)		2,915,638

Communications — 8.20%
Internet — 4.00%
Check Point Software Technologies(a)	32,300	709,308
Imergent, Inc.(b)	26,700	282,753
j2 Global Communications, Inc.(a)	11,800	249,806
NetFlix, Inc.(a)(b)	24,400	649,528
S1 Corp.(a)	38,100	278,130
Stamps.com, Inc.(a)	23,100	281,358
Vignette Corp.(a)	16,800	245,448

		2,696,331

Internet Software & Services — 0.60%
United Online, Inc.	34,100	403,062

Media — 0.61%
Scholastic Corp.(a)	7,300	254,697
Westwood One, Inc.(a)	79,100	157,409

		412,106

Telecommunications — 2.99%
Adtran, Inc.	13,700	292,906
InterDigital, Inc.(a)(b)	21,500	501,595
Plantronics, Inc.	10,800	280,800
Premiere Global Services, Inc.(a)	39,200	582,120
USA Mobility, Inc.	25,400	363,220

		2,020,641

Total Communications (Cost: $7,064,899)		5,532,140

Consumer, Cyclical — 15.40%
Apparel — 0.94%
Deckers Outdoor Corp.(a)	1,800	279,108
Gymboree Corp.(a)	11,700	356,382

		635,490

Auto Parts & Equipment — 1.05%
Autoliv, Inc.	8,000	421,680
Lear Corp.(a)	10,300	284,898

		706,578

	Number	Fair
	of Shares	Value
Common Stocks (Continued)

Distribution & Wholesale — 2.21%
Ingram Micro, Inc.(a)	33,800	$609,752
Tech Data Corp.(a)	16,200	611,064
WESCO International, Inc.(a)	6,900	273,516

		1,494,332

Home Builders — 0.58%
Thor Industries, Inc.(b)	10,300	391,503

Household Products — 0.44%
Toro Co.(b)	5,500	299,420

Leisure Time — 1.00%
Polaris Industries, Inc.(b)	14,100	673,557

Office Furnishings — 0.49%
Herman Miller, Inc.	10,100	327,139

Retail — 6.86%
Aeropostale, Inc.(a)	21,200	561,800
AnnTaylor Stores Corp.(a)	20,500	523,980
Brinker International, Inc.	14,100	275,796
Casey’s General Stores, Inc.	10,000	296,100
Christopher & Banks Corp.(b)	18,000	206,100
Dollar Tree Stores, Inc.(a)	14,000	362,880
Ezcorp, Inc.(a)	42,000	474,180
First Cash Financial Services, Inc.(a)	26,500	389,020
Hot Topic, Inc.(a)	45,900	267,138
Jack in the Box, Inc.(a)	21,200	546,324
Longs Drug Stores Corp.(b)	5,300	249,100
School Specialty, Inc.(b)	13,800	476,790

		4,629,208

Toys & Hobbies — 1.83%
Hasbro, Inc.	24,500	626,710
Marvel Entertainment, Inc.(a)(b)	22,700	606,317

		1,233,027

Total Consumer, Cyclical (Cost: $11,499,904)		10,390,254

Consumer, Non-cyclical — 10.02%
Agriculture — 0.45%
Andersons, Inc.(b)	6,800	304,640

Commerical Services — 5.93%
Bankrate, Inc.(a)(b)	9,500	456,855
Bowne & Co, Inc.	36,100	635,360
Hewitt Associates, Inc.(a)	16,600	635,614
MAXIMUS, Inc.	13,600	525,096
Robert Half International, Inc.	11,800	319,072
TNS, Inc.	28,300	502,325
TrueBlue, Inc.(a)	30,500	441,640
Weight Watchers International, Inc.	10,800	487,944

		4,003,906

26  ½   2007 SEMI-ANNUAL REPORT

	Number	Fair
	of Shares	Value
Common Stocks (Continued)

Food — 1.40%
Fresh Del Monte Produce, Inc.(a)	12,200	$409,676
Sanderson Farms, Inc.(b)	15,800	533,724

		943,400

Healthcare-Services — 0.79%
MDS, Inc.(a)	27,300	530,985

Household Products — 1.45%
American Greetings Corp.	25,700	521,710
Blyth, Inc.	20,700	454,158

		975,868

Total Consumer, Non-Cyclical (Cost: $7,426,316)		6,758,799

Energy — 7.85%
Energy-Alternate Sources — 0.58%
Headwaters, Inc.(b)	33,300	390,942

Oil & Gas — 6.65%
Bois d’Arc Energy, Inc.(a)	17,300	343,405
Cimarex Energy Co.	13,800	586,914
Frontier Oil Corp.	16,800	681,744
Helmerich & Payne, Inc.	13,500	540,945
Holly Corp.	11,900	605,591
Patterson-UTI Energy, Inc.	31,500	614,880
SEACOR Holdings, Inc.(a)	5,700	528,618
Unit Corp.(a)	12,700	587,375

		4,489,472

Pipelines — 0.62%
Oneok, Inc.	9,300	416,361

Total Energy (Cost: $5,285,878)		5,296,775

Financial — 18.43%
Banks — 2.59%
Corus Bankshares, Inc.(b)	51,400	548,438
Credicorp Ltd.	6,900	526,470
SVB Financial Group(a)(b)	13,300	670,320

		1,745,228

Diversified Financial Services — 3.37%
Federated Investors, Inc.	15,900	654,444
Greenhill & Co., Inc.(b)	9,000	598,320
Janus Capital Group, Inc.(b)	19,600	643,860
optionsXpress Holdings, Inc.(b)	11,100	375,402

		2,272,026

Financial Services — 0.47%
Banco Latinoamericano De Exportaciones SA	19,400	316,414

	Number	Fair
	of Shares	Value
Common Stocks (Continued)

Insurance — 9.18%
American Physicians Capital, Inc.	14,250	$590,805
Axis Capital Holdings Ltd.	17,900	697,563
Endurance Specialty Holdings Ltd.	8,900	371,397
Everest Re Group Ltd.	4,900	491,960
Fairfax Financial Holdings Ltd.(b)	900	257,517
FPIC Insurance Group, Inc.(a)	12,800	550,144
Hanover Insurance Group, Inc.	14,100	645,780
Montpelier Re Holdings Ltd.	37,900	644,679
Platinum Underwriters Holdings Ltd.	10,400	369,824
RLI Corp.	9,500	539,505
Safeco Corp.	12,000	668,160
Safety Insurance Group, Inc.	10,000	366,200

		6,193,534

Real Estate — 0.79%
Jones Lang LaSalle, Inc.	7,500	533,700

Savings & Loans — 2.03%
BankUnited Financial Corp.(b)	31,000	213,900
First Niagara Financial Group, Inc.	48,100	579,124
FirstFed Financial Corp.(a)(b)	12,600	451,332
Franklin Bank Corp.(a)	29,900	128,869

		1,373,225

Total Financial (Cost: $13,438,979)		12,434,127

Healthcare — 12.45%
Biotechnology — 2.96%
Integra Lifesciences Holdings Corp.(a)(b)	8,700	364,791
Invitrogen Corp.(a)	6,700	625,847
Lifecell Corp.(a)	14,800	638,028
Martek Biosciences Corp.(a)(b)	12,400	366,792

		1,995,458

Healthcare-Products — 3.63%
Conmed Corp.(a)	19,800	457,578
Haemonetics Corp.(a)	7,300	460,046
Invacare Corp.	25,000	630,000
Quidel Corp.(a)	27,800	541,266
Steris Corp.	12,400	357,616

		2,446,506

Healthcare-Services — 1.44%
Health Net, Inc.(a)	12,100	584,430
Lincare Holdings, Inc.	11,000	386,760

		971,190

The accompanying notes are an integral part of the financial statements.
2007 SEMI-ANNUAL REPORT  ½  27

Schedule of Investments

Quaker Small-Cap Value Fund
December 31, 2007 (Unaudited)

	Number	Fair
	of Shares	Value
Common Stocks (Continued)

Pharmaceuticals — 4.42%
Aspreva Pharmaceuticals Corp.(a)(b)	18,600	$483,600
Axcan Pharma, Inc.	12,800	294,400
Biovail Corp.	16,200	218,052
Endo Pharmaceuticals Holdings, Inc.(a)	24,100	642,747
Herbalife Ltd.	8,100	326,268
King Pharmaceuticals, Inc.(a)	32,400	331,776
OSI Pharmaceuticals, Inc.(a)	14,200	688,842

		2,985,685

Total Healthcare (Cost: $8,115,344)		8,398,839

Industrial — 14.66%
Aerospace & Defense — 0.78%
GenCorp, Inc.(a)	45,300	528,198

Building Materials — 1.50%
Apogee Enterprises, Inc.	13,000	222,430
Goodman Global, Inc.(a)	14,500	355,830
Lennox International, Inc.	10,500	434,910

		1,013,170

Electrical Components & Equipment — 1.05%
Encore Wire Corp.	21,000	334,320
Hubbell, Inc.	7,300	376,680

		711,000

Electronics — 1.86%
Analogic Corp.(a)	7,900	534,988
Celestica, Inc.(a)	59,400	344,520
CTS Corp.	11,500	114,195
Plexus Corp.(a)	10,000	262,600

		1,256,303

Engineering & Construction — 0.72%
Dycom Industries, Inc.(a)	18,200	485,030

Environmental Control — 0.61%
American Ecology Corp.	17,500	410,900

Machinery-Diversified — 1.23%
Gardner Denver, Inc.(a)	15,600	514,800
Zebra Technologies Corp.(a)	9,000	312,300

		827,100

Metal Fabricate & Hardware — 1.51%
Mueller Industries, Inc.	17,500	507,325
Worthington Industries, Inc.(b)	28,800	514,944

		1,022,269

Miscellaneous Manufacturing — 1.18%
EnPro Industries, Inc.(a)	9,800	300,370
FreightCar America, Inc.	14,100	493,500

		793,870

Packaging & Containers — 0.34%
Ball Corp.	5,100	229,500

	Number	Fair
	of Shares	Value
Common Stocks (Continued)

Transportation — 3.02%
Excel Maritime Carriers Ltd.(b)	8,100	$325,539
Navios Maritime Holdings, Inc.	38,200	467,950
Ryder System, Inc.	12,500	587,625
Saia, Inc.(a)	17,400	231,420
Tsakos Energy Navigation Ltd.	11,400	422,142

		2,034,676

Trucking & Leasing — 0.86%
GATX Corp.	15,900	583,212

Total Industrial (Cost: $11,127,287)		9,895,228

Technology — 6.09%
Computer Software & Services — 1.34%
CSG Systems International, Inc.(a)	21,900	322,368
MicroStrategy, Inc.(a)	6,100	580,110

		902,478

Data Processing — 0.84%
Fair Isaac Corp.	17,700	569,055

Electrical Components & Equipment — 0.47%
Cymer, Inc.(a)	8,100	315,333

Semiconductors — 2.09%
Credence Systems Corp.(a)	85,600	207,152
Emulex Corp.(a)	16,100	262,752
Mattson Technology, Inc.(a)	58,200	498,192
QLogic Corp.	31,400	445,880

		1,413,976

Software — 1.35%
Avid Technology, Inc.(a)(b)	11,600	328,744
Compuware Corp.(a)	65,400	580,752

		909,496

Total Technology (Cost: $4,933,277)		4,110,338

Utilities — 2.85%
Electric — 1.80%
Alliant Energy Corp.	8,600	349,934
El Paso Electric Co.(a)	10,400	265,928
Sierra Pacific Resources	9,000	152,820
Wisconsin Energy Corp.	9,200	448,132

		1,216,814

Gas — 1.05%
Energen Corp.	11,000	706,530

Total Utilities (Cost: $1,395,949)		1,923,344

Total Common Stocks (Cost $72,666,266)		67,655,482

28  ½   2007 SEMI-ANNUAL REPORT

	Number	Fair
	of Shares	Value
Warrant — 0.00%

Imperial Credit Industries, Inc. Warrants Expiration: January, 2008, Exercise Price: $2.15(a)(c)	806	$0

Total Warrants (Cost $0)		0

	Par Value
Short-Term Investments — 15.79%

Investment Trust — 15.44%
Securities Lending Investment Fund, a series of the Brown Brothers Investment Trust(d)	$10,421,055	$10,421,055

Time Deposit — 0.35%
Bank of America (London) 2.53%, 01/02/2008	235,916	235,916

Total Short-Term Investments (Cost $10,656,971)		10,656,971

Total Investments (Cost $83,323,237) — 116.06%		78,312,453

Liabilities in Excess of Other Assets, Net (16.06)%		(10,838,978)

Total Net Assets — 100.00%		$67,473,475

(a)      Non-income producing security.
(b)      All or a portion of the security out on loan.
(c)      Restricted security.
           Imperial Credit Industry, Inc. warrants were acquired on October 19, 2004 at a cost of $0. Since market quotations are not readily available for this security, it was valued at fair value as determined by the Adviser using procedures approved by the Board of Trustees. The total fair value of such securities at December 31, 2007 is $0, which represents 0.00% of total net assets.
(d)      Represents investment of collateral received from securities lending transactions.

The accompanying notes are an integral part of the financial statements.
2007 SEMI-ANNUAL REPORT  ½   29

 Schedule of Investments

Quaker Core Value Fund

December 31, 2007 (Unaudited)

	Number	Fair
	of Shares	Value
Common Stocks — 98.67%

Basic Materials — 5.84%
Chemicals — 2.93%
Airgas, Inc.	600	$31,266
Albemarle Corp.	1,000	41,250
Ferro Corp.	400	8,292
Monsanto Co.	300	33,507

		114,315

Iron & Steel Production — 1.11%
Allegheny Technologies, Inc.	500	43,200

Mining — 1.80%
BHP Billiton Ltd. ADR	1,000	70,040

Total Basic Materials (Cost: $210,156)		227,555

Communications — 12.28%
Internet Software & Services — 4.08%
Google, Inc.(a)	230	159,040

Multimedia — 1.28%
The Walt Disney Co.	1,540	49,711

Telecommunications — 6.92%
America Movil SA de CV ADR	1,000	61,390
Anixter International, Inc.(a)	700	43,589
Corning, Inc.	3,000	71,970
Qualcomm, Inc.	1,000	39,350
Telecom Argentina SA ADR(a)	500	11,125
Telekomunikasi Indonesia Tbk PT ADR	1,000	42,010

		269,434

Total Communications (Cost: $421,750)		478,185

Consumer, Cyclical — 2.96%
Auto Manufacturers — 1.87%
Oshkosh Truck Corp.	1,540	72,780

Retail — 1.09%
CVS Caremark Corp.	470	18,682
Wal-Mart Stores, Inc.	500	23,765

		42,447

Total Consumer, Cyclical (Cost: $118,655)		115,227

Consumer, Non-cyclical — 4.61%
Commerical Services — 0.81%
Hertz Global Holdings, Inc.(a)	2,000	31,780

	Number	Fair
	of Shares	Value
Common Stocks (Continued)

Cosmetics & Toiletries — 3.51%
Procter & Gamble Co.	1,860	$136,561

Food — 0.29%
Koninklijke Ahold NV ADR	800	11,147

Total Consumer, Non-Cyclical (Cost: $170,556)		179,488

Energy — 11.48%
Oil & Gas — 10.26%
Baker Hughes, Inc.	1,000	81,100
Chesapeake Energy Corp.	1,040	40,768
Continental Resources, Inc.(a)	1,000	26,130
Halliburton Co.	4,000	151,640
Helix Energy Solutions Group, Inc.(a)	2,000	83,000
Oil States International, Inc.(a)	500	17,060

		399,698

Oil & Gas Services — 1.22%
Complete Production Services, Inc.(a)	1,000	17,970
Schlumberger Ltd.	300	29,511

		47,481

Total Energy (Cost: $457,252)		447,179

Financial — 21.26%
Banks — 1.41%
Allied Irish Banks PLC ADR	1,200	55,128

Diversified Financial Services — 11.04%
Credit Suisse Group ADR	1,100	66,110
Goldman Sachs Group, Inc.	800	172,040
Investment Technology Group, Inc.(a)	800	38,072
Lazard Ltd.	3,000	122,040
Morgan Stanley	600	31,866

		430,128

Insurance — 8.70%
ACE Ltd.	500	30,890
Endurance Specialty Holdings Ltd.	790	32,967
HCC Insurance Holdings, Inc.	700	20,076
Markel Corp.(a)	100	49,110
PartnerRe Ltd.	1,700	140,301
Transatlantic Holdings, Inc.	900	65,403

		338,747

Real Estate — 0.11%
CB Richard Ellis Group, Inc.(a)	200	4,310

Total Financial (Cost: $887,603)		828,313

30  ½   2007 SEMI-ANNUAL REPORT

	Number	Fair
	of Shares	Value
Common Stocks (Continued)

Healthcare — 6.72%
Healthcare-Products — 3.51%
Johnson & Johnson	2,050	$136,735

Healthcare-Services — 1.16%
Humana, Inc.	600	45,186

Pharmaceuticals — 2.05%
Schering-Plough Corp.	3,000	79,920

Total Healthcare (Cost: $268,782)		261,841

Industrial — 21.09%
Aerospace & Defense — 4.79%
BE Aerospace, Inc.(a)	2,300	121,670
Rockwell Collins, Inc.	900	64,773

		186,443

Electrical Components & Equipment — 1.56%
Avnet, Inc.(a)	1,000	34,970
Hubbell, Inc.	500	25,800

		60,770

Electronics — 1.18%
Thermo Fisher Scientific, Inc.(a)	800	46,144

Engineering & Construction — 1.48%
ABB Ltd. ADR	2,000	57,600

Hand & Machine Tools – 0.78%
Kennametal, Inc.	800	30,288

Miscellaneous Manufacturing — 6.63%
Dover Corp.	500	23,045
Eaton Corp.	400	38,780
General Electric Co.	1,500	55,605
SPX Corp.	1,100	113,135
The Brink’s Co.	300	17,922
Tyco International Ltd.	250	9,913

		258,400

Transportation — 3.86%
CSX Corp.	1,500	65,970
Eagle Bulk Shipping, Inc.	1,000	26,550
Kirby Corp.(a)	700	32,536
Norfolk Southern Corp.	500	25,220

		150,276

Trucking & Leasing — 0.81%
GATX Corp.	860	31,545

Total Industrial (Cost: $788,553)		821,466

	Number	Fair
	of Shares	Value
Common Stocks (Continued)

Technology — 9.49%
Computers — 5.14%
Seagate Technology	2,520	$64,260
Western Digital Corp.(a)	4,500	135,945

		200,205

Semiconductors — 4.35%
Intel Corp.	5,300	141,298
Microtune, Inc.(a)	3,000	19,590
Skyworks Solutions, Inc.(a)	1,000	8,500

		169,388

Total Technology (Cost: $319,954)		369,593

Utilities — 2.94%
Electric — 2.24%
Allegheny Energy, Inc.	800	50,888
Centerpoint Energy, Inc.	1,000	17,130
Mirant Corp.(a)	500	19,490

		87,508

Gas — 0.70%
UGI Corp.	1,000	27,250

Total Utilities (Cost: $115,437)		114,758

Total Common Stocks (Cost $3,758,698)		3,843,605

	Par Value
Short-Term Investments — 1.55%

Time Deposit — 1.55%
BBH Grand Cayman 2.53%, 1/02/2008	$60,213	$60,213

Total Short-Term Investments (Cost $60,213)		60,213

Total Investments (Cost $3,818,911) — 100.22%		3,903,818

Liabilities in Excess of Other Assets, Net (0.22)%		(8,576)

Total Net Assets — 100.00%		$3,895,242

ADR     American Depositary Receipt
(a)	Non-income producing security.

The accompanying notes are an integral part of the financial statements.
2007 SEMI-ANNUAL REPORT  ½   31

Statements of Assets and Liabilities

December 31, 2007 (Unaudited)

	Growth Funds

	Quaker	Quaker	Quaker
	Strategic	Core	Small-Cap
	Growth Fund	Equity Fund	Growth Fund
ASSETS:

Investments, at value	$1,020,178,271	$13,703,064	$3,536,690

Total investments	$1,020,178,271	$13,703,064	$3,536,690
	$	$	$

Cash	18,132,790	—	—
Deposits with brokers for securities sold short	25,304,877	—	—
Receivables:
Dividends and interest	587,382	12,223	3,484

Capital shares sold	8,418,949	4,398	—

Investment securities sold	—	—	344

Commission recapture	20,332	—	—

Security lending income	25,612	51	89

Prepaid expenses and other assets	113,109	1,043	1,045

Total assets	1,072,781,322	13,720,779	3,541,652

LIABILITIES:

Payables:
Due to custodian	—	7	3,571

Due to advisor (note 3)	998,073	11,973	2,867

Capital shares redeemed	1,340,327	—	—

Collateral on securities loaned, at value	105,203,462	277,695	296,531

Securities sold short, at value	18,191,956	—	—

Investment securities purchased	—	—	45,999

Dividends	—	—	—
Distributions fees	280,793	2,262	251

Trustee expenses	65,872	86	75

Accrued expenses	556,303	8,042	3,567

Total liabilities	126,636,786	300,065	352,861

NET ASSETS	$946,144,536	$13,420,714	$3,188,791
	$	$	$

NET ASSETS CONSIST OF:

Paid-in capital	$745,540,535	$15,556,959	$3,331,594
Accumulated net realized gain (loss) on investments	19,014,845	(3,234,361)	(149,657)
Accumulated net investment income (loss)	(2,085,812)	(17,160)	(17,638)
Net unrealized appreciation (depreciation) on investments	183,674,968	1,115,276	24,492

Total Net Assets	$946,144,536	$13,420,714	$3,188,791

Total Investments, at Cost	837,330,784	12,587,788	3,512,198

Proceeds from Securities Sold Short	19,019,437	—	—
Class A shares:
Net Assets	$766,980,930	$10,015,458	$177,362

Shares of Beneficial interest outstanding(1)	28,640,808	684,853	19,711

Net Assets Value and redemption(2) price per share	$26.78	$14.62	$9.00

Offering price per share (100 ÷ 94.50 x net asset value per share)	$28.34	$15.47	$9.52

Class B shares:
Net Assets	$14,975,635	$101,639	$113,863

Shares of Beneficial interest outstanding(1)	592,795	7,333	13,494

Net Assets Value, offering and redemption(2) price per share	$25.26	$13.86	$8.44

Class C shares:
Net Assets	$138,807,880	$60,052	$134,175

Shares of Beneficial interest outstanding(1)	5,520,608	4,359	15,781

Net Assets Value, offering and redemption(2) price per share	$25.14	$13.78	$8.50

Class I shares:
Net Assets	$25,380,091	$3,243,565	$2,763,391

Shares of Beneficial interest outstanding(1)	929,912	230,091	295,768

Net Assets Value, offering and redemption price per share	$27.29	$14.10	$9.34

(1)	Unlimited number of shares of beneficial interest with a $0.01 par value, authorized.

(2)	Redemption price per share may be reduced for any applicable contingent deferred sales charge.

32  ½   2007 SEMI-ANNUAL REPORT

Growth Funds		Value Funds
Quaker	Quaker	Quaker	Quaker	Quaker
Capital	Biotech Pharma-	Mid-Cap	Small-Cap	Core
Opportunities Fund	Healthcare Fund	Value Fund	Value Fund	Value Fund

$17,095,332	$9,796,361	$169,003,996	$78,312,453	$3,903,818

17,095,332	9,796,361	169,003,996	78,312,453	3,903,818

—	—	—	—	—
—	1,202,328	—	—	—
18,210	2,227	105,025	36,887	2,356
1,200	14,320	454,663	40,410	—
—	—	—	—	—
—	—	—	—	—
104	481	3,925	7,399	—
1,994	828	28,637	12,788	1,245

17,116,840	11,016,545	169,596,246	78,409,937	3,907,419

—	—	715	—	—
12,812	9,549	130,379	66,442	—
12,684	175,399	334,877	397,971	8,702
662,112	1,734,419	16,020,199	10,421,055	—
—	902,007	—	—	—
—	21,909	—	—	—
—	439	—	—	—
8,427	4,574	40,031	15,384	823
1,055	349	—	1,136	62
14,800	7,142	—	34,474	2,590

711,890	2,855,787	16,526,201	10,936,462	12,177

$16,404,950	$8,160,758	$153,070,045	$67,473,475	$3,895,242

$14,576,845	$8,921,992	$151,441,078	$72,789,465	$3,872,498
262,173	(520,120)	(5,304,358)	(112,536)	(65,575)
(30,766)	(53,593)	(269,456)	(192,670)	3,412
1,596,698	(187,521)	7,202,781	(5,010,784)	84,907

$16,404,950	$8,160,758	$153,070,045	$67,473,475	$3,895,242

15,498,634	10,006,394	161,801,215	83,323,237	3,818,911

—	924,494	—	—	—

$8,683,514	$4,127,469	$139,756,443	$32,078,600	$3,895,242

841,547	359,111	8,935,103	2,211,302	335,063

$10.32	$11.49	$15.64	$14.51	$11.63

$10.92	$12.16	$16.55	$15.35	$12.31

$455,215	$713,762	$1,045,455	$489,419

46,106	65,146	70,864	36,821

$9.87	$10.96	$14.75	$13.29

$7,266,221	$3,319,527	$10,531,595	$8,464,605

736,332	302,775	726,357	662,599

$9.87	$10.96	$14.50	$12.77

		$1,736,552	$26,440,851

		107,822	1,769,599

		$16.11	$14.94

The accompanying notes are an integral part of the financial statements.

2007 SEMI-ANNUAL REPORT  ½   33

Statements of Operations

For the Six-Months Period Ended December 31, 2007 (Unaudited)

		Growth Funds

	Quaker	Quaker	Quaker
	Strategic	Core	Small-Cap
	Growth Fund	Equity Fund	Growth Fund

INVESTMENT INCOME

Income:
Dividends (net of foreign withholding taxes)	$3,176,576	$86,026	$15,109
Interest	2,732,730	5,976	1,243
Security lending income	128,885	706	1,462

Total Income	6,038,191	92,708	17,814

Expenses:
Investment advisory fees (note 3)	5,399,864	68,851	18,270
Fund administration, accounting, and transfer agent fees (note 3)	501,926	10,382	4,882
Custody fees	90,455	7,560	7,572
Trustee fees and meeting expenses	142,861	2,252	644
Legal fees	70,610	1,047	314
Audit fees	67,212	1,100	310
Distribution fee — Class A	844,462	12,087	363
Distribution fee — Class B	72,823	572	659
Distribution fee — Class C	595,172	321	696
Officers’ compensation fees	75,089	1,060	304
Registration and filing expenses	43,943	1,777	362
Printing expenses	120,097	1,682	484
Dividends on securities sold short	34,063	—	—
Other operating expenses	65,426	1,177	592

Total expenses	8,124,003	109,868	35,452

Less:
Investment advisory fees waived & reimbursed (note 3)	—	—	—
Net expenses	8,124,003	109,868	35,452

Net investment income (loss)	(2,085,812)	(17,160)	(17,638)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS

Net realized gain (loss) from investments, (excluding short securities)	27,383,560	282,071	(149,123)
Net realized gain from short securities	1,029,514	—	—
Net realized gain from written options	664,550	—	—
Net realized gain from foreign currency transactions	—	—	—
Net unrealized appreciation (depreciation) on investments, (excluding short securities)	90,333,443	153,092	(181,757)
Net unrealized appreciation (depreciation) on short securities	827,481	—	—

Net realized and unrealized gain (loss) on investments and foreign currency transactions	120,238,548	435,163	(330,880)

Net increase (decrease) in net assets resulting from operations	$118,152,736	$418,003	$(348,518)

Foreign withholding taxes on dividends	$129,494	$860	$14

34  ½   2007 SEMI-ANNUAL REPORT

Growth Funds		Value Funds
Quaker	Quaker	Quaker	Quaker	Quaker
Capital	Biotech Pharma-	Mid-Cap	Small-Cap	Core
Opportunities Fund	Healthcare Fund	Value Fund	Value Fund	Value Fund

$94,857	$654	$887,647	$397,568	$28,566
41,603	70,165	39,410	19,608	1,283
109	2,282	25,637	78,582	114

136,569	73,101	952,694	495,758	29,963

77,910	69,319	822,779	487,851	19,936
12,644	9,425	92,752	51,182	5,521
9,296	10,897	16,247	15,309	4,339
3,184	1,951	19,886	14,388	591
1,566	1,007	8,471	6,543	275
1,467	876	10,075	7,140	314
10,350	6,145	175,434	50,872	4,747
2,859	4,047	7,103	3,416	—
39,967	19,181	65,624	57,807	—
1,607	939	8,563	6,769	290
2,467	6,444	7,410	7,031	342
2,694	1,696	19,016	10,723	461
—	673	—	—	—
1,324	1,265	7,970	3,768	553

167,335	133,865	1,261,330	722,799	37,369

—	7,171	39,180	34,371	19,936
167,335	126,694	1,222,150	688,428	17,433

(30,766)	(53,593)	(269,456)	(192,670)	12,530

1,079,481	688,795	(5,155,785)	2,605,176	60,839
—	40,452	—	—	—
—	—	—	—	—
—	13,993	—	—	—
154,194	(334,817)	(9,184,268)	(15,098,787)	(134,513)
—	(52,588)	—	—	—

1,233,675	355,835	(14,340,053)	(12,493,611)	(73,674)

$1,202,909	$302,242	$(14,609,509)	$(12,686,281)	$(61,144)

$1,370	$—	$2,160	$2,831	$227

The accompanying notes are an integral part of the financial statements.
2007 SEMI-ANNUAL REPORT  ½    35

Statements of Changes in Net Assets

For the Six-Months Period Ended December 31, 2007 (Unaudited)

	Growth Funds
	Quaker	Quaker	Quaker
	Strategic	Core	Small-Cap
	Growth Fund	Equity Fund	Growth Fund
INCREASE (DECREASE) IN NET ASSETS

Operations
Net investment income (loss)	$(2,085,812)	$(17,160)	$(17,638)
Net realized gain (loss) from investment transactions and foreign currency transactions	29,077,624	282,071	(149,123)
Change in net unrealized appreciation (depreciation) on investments	91,160,924	153,092	(181,757)

Net increase in net assets resulting from operations	$118,152,736	$418,003	$(348,518)

Distributions to shareholders from

Net investment income — Class A	—	—	—
Net investment income — Class B	—	—	—
Net investment income — Class C	—	—	—
Net investment income — Class I	—	—	—
Net realized capital gain — Class A	(67,711,008)	—	(24,207)
Net realized capital gain — Class B	(1,428,001)	—	(16,451)
Net realized capital gain — Class C	(12,971,793)	—	(19,361)
Net realized capital gain — Class I	(2,185,702)	—	(365,722)

Total Distributions	(84,296,504)	—	(425,741)

Capital share transactions
Increase (decrease) in net assets from fund share transactions (note 10)	144,982,366	(135,100)	(40,752)

Total increase (decrease) in net assets	178,838,598	282,903	(815,011)

NET ASSETS:

Beginning of period	767,305,938	13,137,811	4,003,802

End of period	$946,144,536	$13,420,714	$3,188,791

Undistributed accumulated net investment income (loss)	$(2,085,812)	$(17,160)	$12,468

For the Fiscal Year Ended June 30, 2007

	Growth Funds
	Quaker	Quaker	Quaker
	Strategic	Core	Small-Cap
	Growth Fund	Equity Fund	Growth Fund
INCREASE (DECREASE) IN NET ASSETS

Operations

Net investment income (loss)	$1,275,914	$(62,367)	$(33,430)
Net realized gain (loss) from investment transactions and foreign currency transactions	78,938,276	1,619,090	460,403
Change in net unrealized appreciation (depreciation) on investments	49,387,796	(74,497)	25,383

Net increase in net assets resulting from operations	$129,601,986	$1,482,226	$452,356

Distributions to shareholders from

Net investment income — Class A	(2,900,910)	—	—
Net investment income — Class B	—	—	—
Net investment income — Class C	—	—	—
Net investment income — Class I	(248,934)	—	—
Net realized capital gain — Class A	(76,183,989)	—	(32,807)
Net realized capital gain — Class B	(1,533,711)	—	(5,912)
Net realized capital gain — Class C	(10,701,494)	—	(7,603)
Net realized capital gain — Class I	(3,765,560)	—	(112,989)

Total Distributions	(95,334,598)	—	(159,311)

Capital share transactions
Increase (decrease) in net assets from fund share transactions (note 10)	(323,962,274)	(544,516)	(173,616)

Total increase (decrease) in net assets	(289,694,886)	937,710	119,429

NET ASSETS:

Beginning of period	1,057,000,824	12,200,101	3,884,373

End of period	$767,305,938	$13,137,811	$4,003,802

Undistributed accumulated net investment income	$—	$—	$—

36  ½   2007 SEMI-ANNUAL REPORT

Growth Funds		Value Funds
Quaker	Quaker	Quaker	Quaker	Quaker
Capital	Biotech Pharma-	Mid-Cap	Small-Cap	Core
Opportunities Fund	Healthcare Fund	Value Fund	Value Fund	Value Fund

$(30,766)	$(53,593)	$(269,456)	$(192,670)	$12,530
1,079,481	743,240	(5,155,785)	2,605,176	60,839
154,194	(387,405)	(9,184,268)	(15,098,787)	(134,513)

$1,202,909	$302,242	$(14,609,509)	$(12,686,281)	$(61,144)

—	—	—	—	(14,183)
—	—	—	—	—
—	—	—	—	—
—	—	—	—	—
(1,274,843)	(429,282)	(5,313,706)	(6,162,955)	(496,633)
(71,083)	(79,799)	(42,910)	(103,203)	—
(1,138,082)	(359,911)	(455,427)	(1,833,492)	—
—	—	(64,360)	(4,724,536)	—

(2,484,008)	(868,992)	(5,876,403)	(12,824,186)	(510,816)

624,413	(1,199,788)	18,726,149	1,599,892	1,091,975

(656,686)	(1,766,538)	(1,759,763)	(23,910,575)	520,015

17,061,636	9,927,296	154,829,808	91,384,050	3,375,227

$16,404,950	$8,160,758	$153,070,045	$67,473,475	$3,895,242

$(30,766)	$—	$(269,456)	$(192,670)	$3,412

Growth Funds		Value Funds
Quaker	Quaker	Quaker	Quaker	Quaker
Capital	Biotech Pharma-	Mid-Cap	Small-Cap	Core
Opportunities Fund	Healthcare Fund	Value Fund	Value Fund	Value Fund

$(35,949)	$(143,590)	$(820,415)	$(244,701)	$14,037
2,125,175	(182,064)	6,641,912	11,914,134	386,947
(365,054)	1,087,162	11,593,452	2,315,841	79,245

$1,724,172	$761,508	$17,414,949	$13,985,274	$480,229

—	—	—	—	(20,000)
—	—	—	—	—
—	—	—	—	—
—	—	—	—	—
(618,838)	(629,422)	(2,044,739)	(4,201,235)	(317,566)
(51,589)	(101,639)	(43,407)	(106,504)	—
(737,051)	(414,003)	(349,010)	(1,266,817)	—
—	—	(30,160)	(3,094,993)	—

(1,407,478)	(1,145,064)	(2,467,316)	(8,669,549)	(337,566)

(8,045,843)	(8,946,825)	48,867,507	9,670,153	513,689

(7,729,149)	(9,330,381)	63,815,140	14,985,878	656,352

24,790,785	19,257,677	91,014,668	76,398,172	2,718,875

$17,061,636	$9,927,296	$154,829,808	$91,384,050	$3,375,227

$—	$—	$—	$—	$5,065

The accompanying notes are an integral part of the financial statements.
2007 SEMI-ANNUAL REPORT  ½   37

Financial Highlights

Quaker Strategic Growth Fund

(For a Share Outstanding Throughout the Period)

	Class A

	For the
	Six-Months	Year	Year	Year	Year	Year
	period from	Ended	Ended	Ended	Ended	Ended
	July 1, 2007 to	June 30,	June 30,	June 30,	June 30,	June 30,
	December 31, 2007(1)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$25.69	$24.12	$22.44	$20.71	$16.67	$16.03

Income from investment operations
Net investment income (loss)(2)	(0.05)	0.06	0.05	(0.16)	(0.27)	(0.19)
Net realized and unrealized gain on investments	3.79	4.07	2.98	2.88	4.31	0.83

Total from investment operations	3.74	4.13	3.03	2.72	4.04	0.64

Distributions to shareholders from:
Net investment income	—	(0.09)	—	—	—	—
Net realized capital gain	(2.65)	(2.47)	(1.35)	(0.99)	—	—

Total distributions	(2.65)	(2.56)	(1.35)	(0.99)	—	—

Net asset value, end of period	$26.78	$25.69	$24.12	$22.44	$20.71	$16.67

Total Return(3)	15.04%	18.68%	13.66%	13.36%	24.24%	3.99%

Ratios/supplemental data
Net assets, end of period (000’s omitted)	$766,981	$629,531	$901,498	$530,271	$307,744	$149,677
Ratio of expenses to average net assets:
Before fees paid indirectly through commission recapture	1.83%	1.90%	1.90%	2.04%	2.16%	2.16%
After fees paid indirectly through commission recapture	1.83%	1.90%	1.86%	1.99%	2.16%	2.16%
Ratio of net investment income (loss) to average net assets:
Before fees paid indirectly through commission recapture	(0.39)%	0.23%	0.16%	(0.78)%	(1.41)%	(1.24)%
After fees paid indirectly through commission recapture	(0.39)%	0.23%	0.20%	(0.73)%	(1.41)%	(1.24)%
Portfolio turnover rate	85.09%	319.28%	185.71%	204.59%	332.70%	401.43%

(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestments of dividends and distributions at net asset value and does not reflect the impact of sales charge.

38  ½   2007 SEMI-ANNUAL REPORT

	Class B

	For the
	Six-Months	Year	Year	Year	Year	Year
	period from	Ended	Ended	Ended	Ended	Ended
	July 1, 2007 to	June 30,	June 30,	June 30,	June 30,	June 30,
	December 31, 2007(1)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$24.46	$23.16	$21.76	$20.25	$16.41	$15.90

Income from investment operations
Net investment loss(2)	(0.16)	(0.12)	(0.13)	(0.31)	(0.40)	(0.31)
Net realized and unrealized gain on investments	3.61	3.89	2.88	2.81	4.24	0.82

Total from investment operations	3.45	3.77	2.75	2.50	3.84	0.51

Distributions to shareholders from:
Net investment income	—	—	—	—	—	—
Net realized capital gain	(2.65)	(2.47)	(1.35)	(0.99)	—	—

Total distributions	(2.65)	(2.47)	(1.35)	(0.99)	—	—

Net asset value, end of period	$25.26	$24.46	$23.16	$21.76	$20.25	$16.41

Total Return(3)	14.61%	17.77%	12.77%	12.56%	23.40%	3.21%

Ratios/supplemental data
Net assets, end of period (000’s omitted)	$14,976	$14,429	$15,999	$16,106	$16,186	$14,054
Ratio of expenses to average net assets:
Before fees paid indirectly through commission recapture	2.58%	2.65%	2.65%	2.79%	2.91%	2.91%
After fees paid indirectly through commission recapture	2.58%	2.65%	2.61%	2.74%	2.91%	2.91%
Ratio of net investment loss to average net assets:
Before fees paid indirectly through commission recapture	(1.23)%	(0.52)%	(0.59)%	(1.53)%	(2.16)%	(1.99)%
After fees paid indirectly through commission recapture	(1.23)%	(0.52)%	(0.55)%	(1.48)%	(2.16)%	(1.99)%
Portfolio turnover rate	85.09%	319.28%	185.71%	204.59%	332.70%	401.43%

(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestments of dividends and distributions at net asset value and does not reflect the impact of sales charge.
The accompanying notes are an integral part of the financial statements.

2007 SEMI-ANNUAL REPORT  ½   39

Financial Highlights

Quaker Strategic Growth Fund

(For a Share Outstanding Throughout the Period)

	Class C

	For the
	Six-Months	Year	Year	Year	Year	Year
	period from	Ended	Ended	Ended	Ended	Ended
	July 1, 2007 to	June 30,	June 30,	June 30,	June 30,	June 30,
	December 31, 2007(1)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$24.36	$23.07	$21.68	$20.18	$16.36	$15.85

Income from investment operations
Net investment loss(2)	(0.15)	(0.12)	(0.12)	(0.31)	(0.41)	(0.31)
Net realized and unrealized gain on investments	3.58	3.88	2.86	2.80	4.23	0.82

Total from investment operations	3.43	3.76	2.74	2.49	3.82	0.51

Distributions to shareholders from:
Net investment income	—	—	—	—	—	—
Net realized capital gain	(2.65)	(2.47)	(1.35)	(0.99)	—	—

Total distributions	(2.65)	(2.47)	(1.35)	(0.99)	—	—

Net asset value, end of period	$25.14	$24.36	$23.07	$21.68	$20.18	$16.36

Total Return(3)	14.59%	17.80%	12.77%	12.55%	23.35%	3.22%

Ratios/supplemental data
Net assets, end of period (000’s omitted)	$138,808	$108,241	$98,224	$66,958	$37,559	$15,047
Ratio of expenses to average net assets:
Before fees paid indirectly through commission recapture	2.58%	2.65%	2.65%	2.79%	2.91%	2.91%
After fees paid indirectly through commission recapture	2.58%	2.65%	2.61%	2.74%	2.91%	2.91%
Ratio of net investment loss to average net assets:
Before fees paid indirectly through commission recapture	(1.14)%	(0.52)%	(0.59)%	(1.53)%	(2.16)%	(1.99)%
After fees paid indirectly through commission recapture	(1.14)%	(0.52)%	(0.55)%	(1.48)%	(2.16)%	(1.99)%
Portfolio turnover rate	85.09%	319.28%	185.71%	204.59%	332.70%	401.43%

(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestments of dividends and distributions at net asset value and does not reflect the impact of sales charge.

40  ½   2007 SEMI-ANNUAL REPORT

	Institutional Class

	For the
	Six-Months	Year	Year	Year	Year	Year
	period from	Ended	Ended	Ended	Ended	Ended
	July 1, 2007 to	June 30,	June 30,	June 30,	June 30,	June 30,
	December 31, 2007(1)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$26.09	$24.47	$22.70	$20.88	$16.76	$16.08

Income from investment operations
Net investment income (loss)(2)	(0.02)	0.12	0.11	(0.10)	(0.22)	(0.15)
Net realized and unrealized gain on investments	3.87	4.13	3.01	2.91	4.34	0.83

Total from investment operations	3.85	4.25	3.12	2.81	4.12	0.68

Distributions to shareholders from:
Net investment income	—	(0.16)	—	—	—	—
Net realized capital gain	(2.65)	(2.47)	(1.35)	(0.99)	—	—

Total distributions	(2.65)	(2.63)	(1.35)	(0.99)	—	—

Net asset value, end of period	$27.29	$26.09	$24.47	$22.70	$20.88	$16.76

Total Return(3)	15.23%	18.95%	13.91%	13.69%	24.58%	4.23%

Ratios/supplemental data
Net assets, end of period (000’s omitted)	$25,380	$15,105	$41,280	$32,506	$14,767	$4,676
Ratio of expenses to average net assets:
Before fees paid indirectly through commission recapture	1.58%	1.65%	1.65%	1.79%	1.91%	1.91%
After fees paid indirectly through commission recapture	1.58%	1.65%	1.61%	1.74%	1.91%	1.91%
Ratio of net investment income (loss) to average net assets:
Before fees paid indirectly through commission recapture	(0.13)%	0.48%	0.41%	(0.53)%	(1.16)%	(1.32)%
After fees paid indirectly through commission recapture	(0.13)%	0.48%	0.45%	(0.48)%	(1.16)%	(1.32)%
Portfolio turnover rate	85.09%	319.28%	185.71%	204.59%	332.70%	401.43%

(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestments of dividends and distributions at net asset value and does not reflect the impact of sales charge.
The accompanying notes are an integral part of the financial statements.

2007 SEMI-ANNUAL REPORT  ½   41

Financial Highlights

Quaker Core Equity Fund
(For a Share Outstanding Throughout the Period)

	Class A

	For the
	Six-Months	Year	Year	Year	Year	Year
	period from	Ended	Ended	Ended	Ended	Ended
	July 1, 2007 to	June 30,	June 30,	June 30,	June 30,	June 30,
	December 31, 2007(1)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$14.17	$12.59	$11.49	$11.35	$9.69	$9.64

Income From Investment Operations
Net investment loss(2)	(0.02)	(0.07)	(0.07)	(0.04)	(0.11)	(0.11)
Net realized and unrealized gain on investments	0.47	1.65	1.17	0.18	1.77	0.16

Total from investment operations	0.45	1.58	1.10	0.14	1.66	0.05

Net asset value, end of period	$14.62	$14.17	$12.59	$11.49	$11.35	$9.69

Total Return(3)	3.18%	12.55%	9.57%	1.23%	17.13%	0.52%

Ratios/supplemental data
Net assets, end of period (000’s omitted)	$10,015	$9,744	$8,854	$8,290	$8,604	$7,687
Ratio of expenses to average net assets:
Before expense reimbursements and waived fees	1.73%	1.80%	1.77%	1.93%	2.10%	2.02%
After expense reimbursements and waived fees	1.73%	1.80%	1.77%	1.93%	2.10%	2.02%
Ratio of net investment loss to average net assets:
Before expense reimbursements and waived fees	(0.33)%	(0.54)%	(0.57)%	(0.33)%	(1.03)%	(1.18)%
After expense reimbursements and waived fees	(0.33)%	(0.54)%	(0.57)%	(0.33)%	(1.03)%	(1.18)%
Portfolio turnover rate	96.06%	245.06%	139.04%	88.76%	239.70%	223.82%

(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestments of dividends and distributions at net asset value and does not reflect the impact of sales charge.
42  ½   2007 SEMI-ANNUAL REPORT

	Class B

	For the
	Six-Months	Year	Year	Year	Year	Year
	period from	Ended	Ended	Ended	Ended	Ended
	July 1, 2007 to	June 30,	June 30,	June 30,	June 30,	June 30,
	December 31, 2007(1)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$13.48	$12.07	$11.10	$11.04	$9.50	$9.52

Income From Investment Operations
Net investment loss(2)	(0.08)	(0.16)	(0.16)	(0.12)	(0.19)	(0.17)
Net realized and unrealized gain on investments	0.46	1.57	1.13	0.18	1.73	0.15

Total from investment operations	0.38	1.41	0.97	0.06	1.54	(0.02)

Net asset value, end of period	$13.86	$13.48	$12.07	$11.10	$11.04	$9.50

Total Return(3)	2.82%	11.68%	8.74%	0.54%	16.21%	(0.21)%

Ratios/supplemental data
Net assets, end of period (000’s omitted)	$102	$134	$150	$167	$199	$124
Ratio of expenses to average net assets:
Before expense reimbursements and waived fees	2.48%	2.55%	2.52%	2.68%	2.85%	2.77%
After expense reimbursements and waived fees	2.48%	2.55%	2.52%	2.68%	2.85%	2.77%
Ratio of net investment loss to average net assets:
Before expense reimbursements and waived fees	(1.12)%	(1.29)%	(1.32)%	(1.08)%	(1.78)%	(1.93)%
After expense reimbursements and waived fees	(1.12)%	(1.29)%	(1.32)%	(1.08)%	(1.78)%	(1.93)%
Portfolio turnover rate	96.06%	245.06%	139.04%	88.76%	239.70%	223.82%

(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestments of dividends and distributions at net asset value and does not reflect the impact of sales charge.
The accompanying notes are an integral part of the financial statements.
2007 SEMI-ANNUAL REPORT  ½   43

Financial Highlights

Quaker Core Equity Fund

(For a Share Outstanding Throughout the Period)

	Class C

	For the
	Six-Months	Year	Year	Year	Year	Year
	period from	Ended	Ended	Ended	Ended	Ended
	July 1, 2007 to	June 30,	June 30,	June 30,	June 30,	June 30,
	December 31, 2007(1)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$13.40	$12.00	$11.03	$10.97	$9.44	$9.46

Income From Investment Operations
Net investment loss(2)	(0.05)	(0.16)	(0.16)	(0.12)	(0.18)	(0.18)
Net realized and unrealized gain on investments	0.43	1.56	1.13	0.18	1.71	0.16

Total from investment operations	0.38	1.40	0.97	0.06	1.53	(0.02)

Net asset value, end of period	$13.78	$13.40	$12.00	$11.03	$10.97	$9.44

Total Return(3)	2.84%	11.67%	8.79%	0.55%	16.21%	(0.21)%

Ratios/supplemental data
Net assets, end of period (000’s omitted)	$60	$67	$91	$143	$168	$310
Ratio of expenses to average net assets:
Before expense reimbursements and waived fees	2.48%	2.55%	2.52%	2.68%	2.85%	2.77%
After expense reimbursements and waived fees	2.48%	2.55%	2.52%	2.68%	2.85%	2.77%
Ratio of net investment loss to average net assets:
Before expense reimbursements and waived fees	(0.70)%	(1.29)%	(1.32)%	(1.08)%	(1.78)%	(1.93)%
After expense reimbursements and waived fees	(0.70)%	(1.29)%	(1.32)%	(1.08)%	(1.78)%	(1.93)%
Portfolio turnover rate	96.06%	245.06%	139.04%	88.76%	239.70%	223.82%

(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestments of dividends and distributions at net asset value and does not reflect the impact of sales charge.

44  ½   2007 SEMI-ANNUAL REPORT

	Institutional Class

	For the
	Six-Months	Year	Year	Year	Year	Year
	period from	Ended	Ended	Ended	Ended	Ended
	July 1, 2007 to	June 30,	June 30,	June 30,	June 30,	June 30,
	December 31, 2007(1)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$13.64	$12.09	$11.01	$10.84	$9.23	$9.16

Income From Investment Operations
Net investment loss(2)	—	(0.04)	(0.04)	(0.01)	(0.08)	(0.08)
Net realized and unrealized gain on investments	0.46	1.59	1.12	0.18	1.69	0.15

Total from investment operations	0.46	1.55	1.08	0.17	1.61	0.07

Net asset value, end of period	$14.10	$13.64	$12.09	$11.01	$10.84	$9.23

Total Return(3)	3.37%	12.82%	9.81%	1.57%	17.44%	0.76%

Ratios/supplemental data
Net assets, end of period (000’s omitted)	$3,244	$3,193	$3,106	$2,857	$2,894	$2,511
Ratio of expenses to average net assets:
Before expense reimbursements and waived fees	1.48%	1.55%	1.52%	1.68%	1.85%	1.77%
After expense reimbursements and waived fees	1.48%	1.55%	1.52%	1.68%	1.85%	1.77%
Ratio of net investment loss to average net assets:
Before expense reimbursements and waived fees	(0.02)%	(0.29)%	(0.32)%	(0.08)%	(0.78)%	(0.93)%
After expense reimbursements and waived fees	(0.02)%	(0.29)%	(0.32)%	(0.08)%	(0.78)%	(0.93)%
Portfolio turnover rate	96.06%	245.06%	139.04%	88.76%	239.70%	223.82%

(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestments of dividends and distributions at net asset value and does not reflect the impact of sales charge.
The accompanying notes are an integral part of the financial statements.

2007 SEMI-ANNUAL REPORT  ½   45

Financial Highlights

Quaker Small-Cap Growth Fund
(For a Share Outstanding Throughout the Period)

	Class A

	For the
	Six-Months	Year	Year	Year	Year	Year
	period from	Ended	Ended	Ended	Ended	Ended
	July 1, 2007 to	June 30,	June 30,	June 30,	June 30,	June 30,
	December 31, 2007(1)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$11.50	$10.67	$9.50	$8.57	$6.71	$7.71

Income From Investment Operations
Net investment loss(2)	(0.13)	(0.11)	(0.10)	(0.10)	(0.13)	(0.15)
Net realized and unrealized gain (loss) on investments	(0.94)	1.39	1.27	1.03	1.99	(0.85)

Total from investment operations	(1.07)	1.28	1.17	0.93	1.86	(1.00)

Distributions to shareholders from:
Net realized capital gain	(1.43)	(0.45)	—	—	—	—

Total distributions	(1.43)	(0.45)	—	—	—	—

Net asset value, end of period	$9.00	$11.50	$10.67	$9.50	$8.57	$6.71

Total Return(3)	(9.17)%	12.44%	12.32%	10.85%	27.72%	(12.97)%

Ratios/supplemental data
Net assets, end of period (000’s omitted)	$177	$665	$748	$484	$291	$117
Ratio of expenses to average net assets:
Before expense reimbursements and waived fees	2.19%	2.15%	1.83%	2.05%	2.09%	2.63%
After expense reimbursements and waived fees	2.19%	2.15%	1.83%	2.05%	2.09%	2.63%
Ratio of net investment loss to average net assets:
Before expense reimbursements and waived fees	(2.27)%	(0.96)%	(0.99)%	(1.15)%	(1.62)%	(2.20)%
After expense reimbursements and waived fees	(2.27)%	(0.96)%	(0.99)%	(1.15)%	(1.62)%	(2.20)%
Portfolio turnover rate	141.00%	380.25%	215.97%	115.81%	191.91%	250.36%

(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestments of dividends and distributions at net asset value and does not reflect the impact of sales charge.
46  ½   2007 SEMI-ANNUAL REPORT

	Class B

	For the
	Six-Months	Year	Year	Year	Year	Year
	period from	Ended	Ended	Ended	Ended	Ended
	July 1, 2007 to	June 30,	June 30,	June 30,	June 30,	June 30,
	December 31, 2007(1)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$10.93	$10.23	$9.19	$8.35	$6.61	$7.67

Income From Investment Operations
Net investment loss(2)	(0.15)	(0.18)	(0.17)	(0.16)	(0.19)	(0.19)
Net realized and unrealized gain (loss) on investments	(0.91)	1.33	1.21	1.00	1.93	(0.87)

Total from investment operations	(1.06)	1.15	1.04	0.84	1.74	(1.06)

Distributions to shareholders from:
Net realized capital gain	(1.43)	(0.45)	—	—	—	—

Total distributions	(1.43)	(0.45)	—	—	—	—

Net asset value, end of period	$8.44	$10.93	$10.23	$9.19	$8.35	$6.61

Total Return(3)	(9.56)%	11.69%	11.32%	10.06%	26.32%	(13.82)%

Ratios/supplemental data
Net assets, end of period (000’s omitted)	$114	$150	$142	$128	$126	$65
Ratio of expenses to average net assets:
Before expense reimbursements and waived fees	2.94%	2.90%	2.58%	2.80%	2.84%	3.38%
After expense reimbursements and waived fees	2.94%	2.90%	2.58%	2.80%	2.84%	3.38%
Ratio of net investment loss to average net assets:
Before expense reimbursements and waived fees	(2.85)%	(1.71)%	(1.74)%	(1.90)%	(2.37)%	(2.95)%
After expense reimbursements and waived fees	(2.85)%	(1.71)%	(1.74)%	(1.90)%	(2.37)%	(2.95)%
Portfolio turnover rate	141.00%	380.25%	215.97%	115.81%	191.91%	250.36%

(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestments of dividends and distributions at net asset value and does not reflect the impact of sales charge.
The accompanying notes are an integral part of the financial statements.
2007 SEMI-ANNUAL REPORT  ½   47

Financial Highlights

Quaker Small-Cap Growth Fund
(For a Share Outstanding Throughout the Period)

	Class C

	For the
	Six-Months	Year	Year	Year	Year	Year
	period from	Ended	Ended	Ended	Ended	Ended
	July 1, 2007 to	June 30,	June 30,	June 30,	June 30,	June 30,
	December 31, 2007(1)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$11.00	$10.30	$9.24	$8.40	$6.64	$7.67

Income From Investment Operations
Net investment loss(2)	(0.20)	(0.18)	(0.18)	(0.16)	(0.19)	(0.19)
Net realized and unrealized gain (loss) on investments	(0.87)	1.33	1.24	1.00	1.95	(0.84)

Total from investment operations	(1.07)	1.15	1.06	0.84	1.76	(1.03)

Distributions to shareholders from:
Net realized capital gain	(1.43)	(0.45)	—	—	—	—

Total distributions	(1.43)	(0.45)	—	—	—	—

Net asset value, end of period	$8.50	$11.00	$10.30	$9.24	$8.40	$6.64

Total Return(3)	(9.59)%	11.61%	11.47%	10.00%	26.51%	(13.43)%

Ratios/supplemental data
Net assets, end of period (000’s omitted)	$134	$144	$238	$229	$272	$174
Ratio of expenses to average net assets:
Before expense reimbursements and waived fees	2.94%	2.90%	2.58%	2.80%	2.84%	3.38%
After expense reimbursements and waived fees	2.94%	2.90%	2.58%	2.80%	2.84%	3.38%
Ratio of net investment loss to average net assets:
Before expense reimbursements and waived fees	(3.84)%	(1.71)%	(1.74)%	(1.90)%	(2.37)%	(2.95)%
After expense reimbursements and waived fees	(3.84)%	(1.71)%	(1.74)%	(1.90)%	(2.37)%	(2.95)%
Portfolio turnover rate	141.00%	380.25%	215.97%	115.81%	191.91%	250.36%

(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestments of dividends and distributions at net asset value and does not reflect the impact of sales charge.
48  ½   2007 SEMI-ANNUAL REPORT

	Institutional Class

	For the
	Six-Months	Year	Year	Year	Year	Year
	period from	Ended	Ended	Ended	Ended	Ended
	July 1, 2007 to	June 30,	June 30,	June 30,	June 30,	June 30,
	December 31, 2007(1)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$11.87	$10.97	$9.75	$8.78	$6.86	$7.77

Income From Investment Operations
Net investment loss(2)	(0.04)	(0.08)	(0.08)	(0.08)	(0.11)	(0.12)
Net realized and unrealized gain (loss) on investments	(1.06)	1.43	1.30	1.05	2.03	(0.79)

Total from investment operations	(1.10)	1.35	1.22	0.97	1.92	(0.91)

Distributions to shareholders from:
Net realized capital gain	(1.43)	(0.45)	—	—	—	—

Total distributions	(1.43)	(0.45)	—	—	—	—

Net asset value, end of period	$9.34	$11.87	$10.97	$9.75	$8.78	$6.86

Total Return(3)	(9.14)%	12.75%	12.51%	11.05%	27.99%	(11.71)%

Ratios/supplemental data
Net assets, end of period (000’s omitted)	$2,763	$3,045	$2,756	$2,424	$2,162	$1,680
Ratio of expenses to average net assets:
Before expense reimbursements and waived fees	1.94%	1.90%	1.58%	1.80%	1.84%	2.38%
After expense reimbursements and waived fees	1.94%	1.90%	1.58%	1.80%	1.84%	2.38%
Ratio of net investment loss to average net assets:
Before expense reimbursements and waived fees	(0.67)%	(0.71)%	(0.74)%	(0.90)%	(1.37)%	(1.95)%
After expense reimbursements and waived fees	(0.67)%	(0.71)%	(0.74)%	(0.90)%	(1.37)%	(1.95)%
Portfolio turnover rate	141.00%	380.25%	215.97%	115.81%	191.91%	250.36%

(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestments of dividends and distributions at net asset value and does not reflect the impact of sales charge.
The accompanying notes are an integral part of the financial statements.
2007 SEMI-ANNUAL REPORT  ½   49

Financial Highlights

Quaker Capital Opportunities Fund
(For a Share Outstanding Throughout the Period)

	Class A

	For the
	Six-Months	Year	Year	Year	Year	Year
	period from	Ended	Ended	Ended	Ended	Ended
	July 1, 2007 to	June 30,	June 30,	June 30,	June 30,	June 30,
	December 31, 2007(1)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$11.30	$11.07	$11.29	$11.45	$9.05	$9.43

Income from investment operations
Net investment income (loss)(2)	0.02	0.02	(0.05)	(0.12)	(0.13)	(0.03)
Net realized and unrealized gain (loss) on investments	0.82	1.01	0.85	1.19	2.64	(0.35)

Total from investment operations	0.84	1.03	0.80	1.07	2.51	(0.38)

Distributions to shareholders from:
Net realized capital gain	(1.82)	(0.80)	(1.02)	(1.23)	(0.11)	—

Total distributions	(1.82)	(0.80)	(1.02)	(1.23)	(0.11)	—

Net asset value, end of period	$10.32	$11.30	$11.07	$11.29	$11.45	$9.05

Total Return(3)	7.63%	9.67%	7.05%	9.66%	27.83%	(4.03)%

Ratios/supplemental data
Net assets, end of period (000’s omitted)	$8,684	$8,016	$12,482	$11,970	$7,250	$2,868
Ratio of expenses to average net assets:
Before expense reimbursements and waived fees	1.60%	1.76%	1.72%	1.95%	1.98%	2.05%
After expense reimbursements and waived fees	1.60%	1.76%	1.67%	1.95%	1.98%	2.05%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursements and waived fees	0.42%	0.22%	(0.46)%	(1.08)%	(1.12)%	(0.28)%
After expense reimbursements and waived fees	0.42%	0.22%	(0.41)%	(1.08)%	(1.12)%	(0.28)%
Portfolio turnover rate	41.46%	87.48%	129.29%	226.62%	230.58%	692.80%

(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestments of dividends and distributions at net asset value and does not reflect the impact of sales charge.
50  ½   2007 SEMI-ANNUAL REPORT

	Class B

	For the
	Six-Months	Year	Year	Year	Year	Year
	period from	Ended	Ended	Ended	Ended	Ended
	July 1, 2007 to	June 30,	June 30,	June 30,	June 30,	June 30,
	December 31, 2007(1)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$10.92	$10.81	$11.12	$11.38	$9.05	$9.50

Income from investment operations
Net investment loss(2)	(0.08)	(0.06)	(0.13)	(0.21)	(0.19)	(0.08)
Net realized and unrealized gain (loss) on investments	0.85	0.97	0.84	1.18	2.63	(0.37)

Total from investment operations	0.77	0.91	0.71	0.97	2.44	(0.45)

Distributions to shareholders from:
Net realized capital gain	(1.82)	(0.80)	(1.02)	(1.23)	(0.11)	—

Total distributions	(1.82)	(0.80)	(1.02)	(1.23)	(0.11)	—

Net asset value, end of period	$9.87	$10.92	$10.81	$11.12	$11.38	$9.05

Total Return(3)	7.23%	8.76%	6.31%	8.80%	27.05%	(4.74)

Ratios/supplemental data
Net assets, end of period (000’s omitted)	$455	$597	$886	$1,176	$1,098	$926
Ratio of expenses to average net assets:
Before expense reimbursements and waived fees	2.35%	2.51%	2.47%	2.70%	2.73%	2.80
After expense reimbursements and waived fees	2.35%	2.51%	2.42%	2.70%	2.73%	2.80
Ratio of net investment loss to average net assets:
Before expense reimbursements and waived fees	(1.33)%	(0.53)%	(1.21)%	(1.83)%	(1.87)%	(1.03)
After expense reimbursements and waived fees	(1.33)%	(0.53)%	(1.16)%	(1.83)%	(1.87)%	(1.03)
Portfolio turnover rate	41.46%	87.48%	129.29%	226.62%	230.58%	692.80

(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestments of dividends and distributions at net asset value and does not reflect the impact of sales charge.
The accompanying notes are an integral part of the financial statements.
2007 SEMI-ANNUAL REPORT  ½   51

Financial Highlights

Quaker Capital Opportunities Fund
(For a Share Outstanding Throughout the Period)

	Class C

	For the
	Six-Months	Year	Year	Year	Year	Year
	period from	Ended	Ended	Ended	Ended	Ended
	July 1, 2007 to	June 30,	June 30,	June 30,	June 30,	June 30,
	December 31, 2007(1)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$10.92	$10.81	$11.12	$11.38	$9.05	$9.50

Income from investment operations
Net investment loss(2)	(0.06)	(0.06)	(0.13)	(0.21)	(0.19)	(0.08)
Net realized and unrealized gain (loss) on investments	0.83	0.97	0.84	1.18	2.63	(0.37)

Total from investment operations	0.77	0.91	0.71	0.97	2.44	(0.45)

Distributions to shareholders from:
Net realized capital gain	(1.82)	(0.80)	(1.02)	(1.23)	(0.11)	—

Total distributions	(1.82)	(0.80)	(1.02)	(1.23)	(0.11)	—

Net asset value, end of period	$9.87	$10.92	$10.81	$11.12	$11.38	$9.05

Total Return(3)	7.25%	8.76%	6.31%	8.80%	27.05%	(4.74)%

Ratios/supplemental data
Net assets, end of period (000’s omitted)	$7,266	$8,449	$11,423	$11,932	$10,757	$8,735
Ratio of expenses to average net assets:
Before expense reimbursements and waived fees	2.35%	2.51%	2.47%	2.70%	2.73%	2.80%
After expense reimbursements and waived fees	2.35%	2.51%	2.42%	2.70%	2.73%	2.80%
Ratio of net investment loss to average net assets:
Before expense reimbursements and waived fees	(1.11)%	(0.53)%	(1.21)%	(1.83)%	(1.87)%	(1.03)%
After expense reimbursements and waived fees	(1.11)%	(0.53)%	(1.16)%	(1.83)%	(1.87)%	(1.03)%
Portfolio turnover rate	41.46%	87.48%	129.29%	226.62%	230.58%	692.80%

(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestments of dividends and distributions at net asset value and does not reflect the impact of sales charge.
52  ½   2007 SEMI-ANNUAL REPORT

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Financial Highlights

Quaker Biotech-Pharma Healthcare Fund
(For a Share Outstanding Throughout the Period)

	Class A

						For the
	For the					period from
	Six-Months	Year	Year	Year	Year	October 14, 2002
	period from	Ended	Ended	Ended	Ended	(commencement
	July 1, 2007 to	June 30,	June 30,	June 30,	June 30,	of operations) to
	December 31, 2007(1)	2007	2006	2005	2004	June 30, 2003(1)

Net asset value, beginning of period	$12.45	$12.50	$12.30	$13.64	$11.83	$10.00

Income From Investment Operations
Net investment loss(2)	(0.04)	(0.11)	(0.11)	(0.19)	(0.28)	(0.08)
Net realized and unrealized gain (loss) on investments	0.36	1.34	0.37	(0.22)	2.80	1.91

Total from investment operations	0.32	1.23	0.26	(0.41)	2.52	1.83

Distributions to shareholders from:
Net realized capital gain	(1.28)	(1.28)	(0.06)	(0.93)	(0.71)	—

Total distributions	(1.28)	(1.28)	(0.06)	(0.93)	(0.71)	—

Net asset value, end of period	$11.49	$12.45	$12.50	$12.30	$13.64	$11.83

Total Return(3)	2.60%	9.51%	2.14%	(3.22)%	21.97%	18.30%

Ratios/supplemental data
Net assets, end of period (000’s omitted)	$4,127	$5,149	$14,324	$15,295	$9,908	$2,611
Ratio of expenses to average net assets:
Before expense reimbursements and waived fees	2.44%	2.34%	2.19%	2.31%	2.41%	2.68%
After expense reimbursements and waived fees	2.29%	2.34%	2.19%	2.31%	2.41%	2.64%
Ratio of net investment loss to average net assets:
Before expense reimbursements and waived fees	(0.83)%	(0.88)%	(0.79)%	(1.56)%	(2.15)%	(2.22)%
After expense reimbursements and waived fees	(0.68)%	(0.88)%	(0.79)%	(1.56)%	(2.15)%	(2.18)%
Portfolio turnover rate	164.64%	117.35%	199.35%	272.82%	139.37%	108.76%

(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestments of dividends and distributions at net asset value and does not reflect the impact of sales charge.
54  ½   2007 SEMI-ANNUAL REPORT

	Class B

						For the
	For the					period from
	Six-Months	Year	Year	Year	Year	October 14, 2002
	period from	Ended	Ended	Ended	Ended	(commencement
	July 1, 2007 to	June 30,	June 30,	June 30,	June 30,	of operations) to
	December 31, 2007(1)	2007	2006	2005	2004	June 30, 2003(1)

Net asset value, beginning of period	$11.97	$12.15	$12.04	$13.47	$11.77	$10.00

Income From Investment Operations
Net investment loss(2)	(0.11)	(0.20)	(0.20)	(0.29)	(0.37)	(0.08)
Net realized and unrealized gain (loss) on investments	0.38	1.30	0.37	(0.21)	2.78	1.85

Total from investment operations	0.27	1.10	0.17	(0.50)	2.41	1.77

Distributions to shareholders from:
Net realized capital gain	(1.28)	(1.28)	(0.06)	(0.93)	(0.71)	—

Total distributions	(1.28)	(1.28)	(0.06)	(0.93)	(0.71)	—

Net asset value, end of period	$10.96	$11.97	$12.15	$12.04	$13.47	$11.77

Total Return(3)	2.30%	8.67%	1.43%	(3.95)%	21.12%	17.70%

Ratios/supplemental data
Net assets, end of period (000’s omitted)	$714	$837	$1,131	$1,238	$1,761	$1,565
Ratio of expenses to average net assets:
Before expense reimbursements and waived fees	3.19%	3.09%	2.94%	3.06%	3.16%	3.43%
After expense reimbursements and waived fees	3.04%	3.09%	2.94%	3.06%	3.16%	3.39%
Ratio of net investment loss to average net assets:
Before expense reimbursements and waived fees	(1.95)%	(1.63)%	(1.54)%	(2.31)%	(2.90)%	(2.97)%
After expense reimbursements and waived fees	(1.80)%	(1.63)%	(1.54)%	(2.31)%	(2.90)%	(2.93)%
Portfolio turnover rate	164.64%	117.35%	199.35%	272.82%	139.37%	108.76%

(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestments of dividends and distributions at net asset value and does not reflect the impact of sales charge.
The accompanying notes are an integral part of the financial statements.
2007 SEMI-ANNUAL REPORT  ½   55

Financial Highlights

Quaker Biotech-Pharma Healthcare Fund
(For a Share Outstanding Throughout the Period)

	Class C

						For the
	For the					Period from
	Six-Months	Year	Year	Year	Year	October 14, 2002
	period from	Ended	Ended	Ended	Ended	(commencement
	July 1, 2007 to	June 30,	June 30,	June 30,	June 30,	of operations) to
	December 31, 2007(1)	2007	2006	2005	2004	June 30, 2003(1)

Net asset value, beginning of period	$11.98	$12.16	$12.05	$13.48	$11.78	$10.02

Income From Investment Operations
Net investment loss(2)	(0.10)	(0.20)	(0.20)	(0.28)	(0.37)	(0.09)
Net realized and unrealized gain (loss) on investments	0.36	1.30	0.37	(0.22)	2.78	1.85

Total from investment operations	0.26	1.10	0.17	(0.50)	2.41	1.76

Distributions to shareholders from:
Net realized capital gain	(1.28)	(1.28)	(0.06)	(0.93)	(0.71)	—

Total distributions	(1.28)	(1.28)	(0.06)	(0.93)	(0.71)	—

Net asset value, end of period	$10.96	$11.98	$12.16	$12.05	$13.48	$11.78

Total Return(3)	2.20%	8.67%	1.43%	(3.95)%	21.11%	17.57%

Ratios/supplemental data
Net assets, end of period (000’s omitted)	$3,320	$3,942	$3,802	$4,038	$4,084	$1,588
Ratio of expenses to average net assets:
Before expense reimbursements and waived fees	3.19%	3.09%	2.94%	3.06%	3.16%	3.43%
After expense reimbursements and waived fees	3.04%	3.09%	2.94%	3.06%	3.16%	3.39%
Ratio of net investment loss to average net assets:
Before expense reimbursements and waived fees	(1.69)%	(1.63)%	(1.54)%	(2.31)%	(2.90)%	(2.97)%
After expense reimbursements and waived fees	(1.54)%	(1.63)%	(1.54)%	(2.31)%	(2.90)%	(2.93)%
Portfolio turnover rate	164.64%	117.35%	199.35%	272.82%	139.37%	108.76%

(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestments of dividends and distributions at net asset value and does not reflect the impact of sales charge.
56  ½   2007 SEMI-ANNUAL REPORT

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Financial Highlights

Quaker Mid-Cap Value Fund
(For a Share Outstanding Throughout the Period)

	Class A

	For the
	Six-Months	Year	Year	Year	Year	Year
	period from	Ended	Ended	Ended	Ended	Ended
	July 1, 2007 to	June 30,	June 30,	June 30,	June 30,	June 30,
	December 31, 2007(1)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$17.84	$15.89	$16.67	$16.03	$10.75	$11.80

Income From Investment Operations
Net investment loss(2)	(0.02)	(0.09)	(0.10)	(0.09)	(0.13)	(0.01)
Net realized and unrealized gain (loss) on investments	(1.56)	2.37	1.75	2.09	5.41	(0.54)

Total from investment operations	(1.58)	2.28	1.65	2.00	5.28	(0.55)

Distributions to shareholders from:
Net realized capital gain	(0.62)	(0.33)	(2.43)	(1.36)	—	(0.50)

Total distributions	(0.62)	(0.33)	(2.43)	(1.36)	—	(0.50)

Net asset value, end of period	$15.64	$17.84	$15.89	$16.67	$16.03	$10.75

Total Return(3)	(8.80)%	14.51%	10.32%	12.57%	49.12%	(3.99)%

Ratios/supplemental data
Net assets, end of period (000’s omitted)	$139,756	$135,680	$70,866	$40,198	$30,393	$8,143
Ratio of expenses to average net assets:
Before fees paid indirectly through commission recapture and waived fees	1.54%	1.64%	1.69%	1.84%	2.01%	2.11%
After fees paid indirectly through commission recapture and waived fees	1.49%	1.64%	1.65%	1.66%	2.01%	2.11%
Ratio of net investment loss to average net assets:
Before fees paid indirectly through commission recapture and waived fees	(0.33)%	(0.56)%	(0.64)%	(0.73)%	(0.84)%	0.02%
After fees paid indirectly through commission recapture and waived fees	(0.28)%	(0.56)%	(0.60)%	(0.55)%	(0.84)%	0.02%
Portfolio turnover rate	55.10%	74.49%	82.01%	186.72%	134.73%	122.76%

(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestments of dividends and distributions at net asset value and does not reflect the impact of sales charge.
58  ½   2007 SEMI-ANNUAL REPORT

	Class B

	For the
	Six-Months	Year	Year	Year	Year	Year
	period from	Ended	Ended	Ended	Ended	Ended
	July 1, 2007 to	June 30,	June 30,	June 30,	June 30,	June 30,
	December 31, 2007(1)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$16.93	$15.20	$16.16	$15.69	$10.60	$11.71

Income From Investment Operations
Net investment loss(2)	(0.09)	(0.21)	(0.22)	(0.20)	(0.21)	(0.07)
Net realized and unrealized gain (loss) on investments	(1.47)	2.27	1.69	2.03	5.30	(0.54)

Total from investment operations	(1.56)	2.06	1.47	1.83	5.09	(0.61)

Distributions to shareholders from:
Net realized capital gain	(0.62)	(0.33)	(2.43)	(1.36)	—	(0.50)

Total distributions	(0.62)	(0.33)	(2.43)	(1.36)	—	(0.50)

Net asset value, end of period	$14.75	$16.93	$15.20	$16.16	$15.69	$10.60

Total Return(3)	(9.16)%	13.72%	9.47%	11.73%	48.02%	(4.56)%

Ratios/supplemental data
Net assets, end of period (000’s omitted)	$1,045	$2,273	$2,188	$2,452	$3,055	$2,211
Ratio of expenses to average net assets:
Before fees paid indirectly through commission recapture and waived fees	2.29%	2.39%	2.44%	2.59%	2.76%	2.86%
After fees paid indirectly through commission recapture and waived fees	2.24%	2.39%	2.40%	2.41%	2.76%	2.86%
Ratio of net investment loss to average net assets:
Before fees paid indirectly through commission recapture and waived fees	(1.10)%	(1.31)%	(1.39)%	(1.48)%	(1.59)%	(0.73)%
After fees paid indirectly through commission recapture and waived fees	(1.05)%	(1.31)%	(1.35)%	(1.30)%	(1.59)%	(0.73)%
Portfolio turnover rate	55.10%	74.49%	82.01%	186.72%	134.73%	122.76%

(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestments of dividends and distributions at net asset value and does not reflect the impact of sales charge.
The accompanying notes are an integral part of the financial statements.
2007 SEMI-ANNUAL REPORT  ½   59

Financial Highlights

Quaker Mid-Cap Value Fund
(For a Share Outstanding Throughout the Period)

	Class C

	For the
	Six-Months	Year	Year	Year	Year	Year
	period from	Ended	Ended	Ended	Ended	Ended
	July 1, 2007 to	June 30,	June 30,	June 30,	June 30,	June 30,
	December 31, 2007(1)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$16.65	$14.96	$15.94	$15.49	$10.47	$11.59

Income From Investment Operations
Net investment loss(2)	(0.08)	(0.20)	(0.21)	(0.20)	(0.21)	(0.07)
Net realized and unrealized gain (loss) on investments	(1.45)	2.22	1.66	2.01	5.23	(0.55)

Total from investment operations	(1.53)	2.02	1.45	1.81	5.02	(0.62)

Distributions to shareholders from:
Net realized capital gain	(0.62)	(0.33)	(2.43)	(1.36)	—	(0.50)

Total distributions	(0.62)	(0.33)	(2.43)	(1.36)	—	(0.50)

Net asset value, end of period	$14.50	$16.65	$14.96	$15.94	$15.49	$10.47

Total Return(3)	(9.13)%	13.67%	9.47%	11.75%	47.95%	(4.69)%

Ratios/supplemental data
Net assets, end of period (000’s omitted)	$10,532	$14,975	$16,458	$13,379	$9,138	$4,815
Ratio of expenses to average net assets:
Before fees paid indirectly through commission recapture and waived fees	2.29%	2.39%	2.44%	2.59%	2.76%	2.86%
After fees paid indirectly through commission recapture and waived fees	2.24%	2.39%	2.40%	2.41%	2.76%	2.86%
Ratio of net investment loss to average net assets:
Before fees paid indirectly through commission recapture and waived fees	(1.08)%	(1.31)%	(1.39)%	(1.48)%	(1.59)%	(0.73)%
After fees paid indirectly through commission recapture and waived fees	(1.03)%	(1.31)%	(1.35)%	(1.30)%	(1.59)%	(0.73)%
Portfolio turnover rate	55.10%	74.49%	82.01%	186.72%	134.73%	122.76%

(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestments of dividends and distributions at net asset value and does not reflect the impact of sales charge.
60  ½   2007 SEMI-ANNUAL REPORT

	Institutional Class

	For the
	Six-Months	Year	Year	Year	Year	Year
	period from	Ended	Ended	Ended	Ended	Ended
	July 1, 2007 to	June 30,	June 30,	June 30,	June 30,	June 30,
	December 31, 2007(1)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$18.33	$16.27	$16.98	$16.27	$10.88	$11.90

Income From Investment Operations
Net investment loss(2)	—	(0.05)	(0.06)	(0.05)	(0.07)	0.04
Net realized and unrealized gain (loss) on investments	(1.60)	2.44	1.78	2.12	5.46	(0.56)

Total from investment operations	(1.60)	2.39	1.72	2.07	5.39	(0.52)

Distributions to shareholders from:
Net realized capital gain	(0.62)	(0.33)	(2.43)	(1.36)	—	(0.50)

Total distributions	(0.62)	(0.33)	(2.43)	(1.36)	—	(0.50)

Net asset value, end of period	$16.11	$18.33	$16.27	$16.98	$16.27	$10.88

Total Return(3)	(8.67)%	14.85%	10.56%	12.83%	49.54%	(3.70)%

Ratios/supplemental data
Net assets, end of period (000’s omitted)	$1,737	$1,902	$1,503	$1,752	$1,672	$1,060
Ratio of expenses to average net assets:
Before fees paid indirectly through commission recapture and waived fees	1.29%	1.39%	1.44%	1.59%	1.76%	1.86%
After fees paid indirectly through commission recapture and waived fees	1.24%	1.39%	1.40%	1.41%	1.76%	1.86%
Ratio of net investment loss to average net assets:
Before fees paid indirectly through commission recapture and waived fees	(0.08)%	(0.31)%	(0.39)%	(0.48)%	(0.59)%	0.27%
After fees paid indirectly through commission recapture and waived fees	(0.03)%	(0.31)%	(0.35)%	(0.30)%	(0.59)%	0.27%
Portfolio turnover rate	55.10%	74.49%	82.01%	186.72%	134.73%	122.76%

(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestments of dividends and distributions at net asset value and does not reflect the impact of sales charge.
The accompanying notes are an integral part of the financial statements.
2007 SEMI-ANNUAL REPORT  ½   61

Financial Highlights

Quaker Small-Cap Value Fund
(For a Share Outstanding Throughout the Period)

	Class A

	For the
	Six-Months	Year	Year	Year	Year	Year
	period from	Ended	Ended	Ended	Ended	Ended
	July 1, 2007 to	June 30,	June 30,	June 30,	June 30,	June 30,
	December 31, 2007(1)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$20.71	$19.51	$19.39	$18.95	$14.17	$14.91

Income From Investment Operations
Net investment loss(2)	(0.04)	(0.05)	(0.17)	(0.14)	(0.09)	(0.22)
Net realized and unrealized gain (loss) on investments	(2.91)	3.39	3.23	2.39	4.90	0.38

Total from investment operations	(2.95)	3.34	3.06	2.25	4.81	0.16

Distributions to shareholders from:
Net realized capital gain	(3.25)	(2.14)	(2.94)	(1.81)	(0.03)	(0.90)

Total distributions	(3.25)	(2.14)	(2.94)	(1.81)	(0.03)	(0.90)

Net asset value, end of period	$14.51	$20.71	$19.51	$19.39	$18.95	$14.17

Total Return(3)	(14.14)%	18.22%	16.76%	12.17%	33.97%	2.28%

Ratios/supplemental data
Net assets, end of period (000’s omitted)	$32,078	$46,385	$36,735	$21,818	$17,516	$7,393
Ratio of expenses to average net assets:
Before expense reimbursements and waived fees	1.75%	1.82%	1.83%	1.94%	1.68%	2.63%
After expense reimbursements and waived fees	1.67%	1.73%	1.75%	1.94%	1.68%	2.58%
Ratio of net investment loss to average net assets:
Before expense reimbursements and waived fees	(0.53)%	(0.36)%	(0.91)%	(0.75)%	(0.52)%	(1.83)%
After expense reimbursements and waived fees	(0.45)%	(0.27)%	(0.83)%	(0.75)%	(0.52)%	(1.78)%
Portfolio turnover rate	64.18%	144.26%	129.64%	127.20%	101.86%	89.57%

(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestments of dividends and distributions at net asset value and does not reflect the impact of sales charge.
62  ½   2007 SEMI-ANNUAL REPORT

	Class B

	For the
	Six-Months	Year	Year	Year	Year	Year
	period from	Ended	Ended	Ended	Ended	Ended
	July 1, 2007 to	June 30,	June 30,	June 30,	June 30,	June 30,
	December 31, 2007(1)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$19.38	$18.52	$18.66	$18.43	$13.89	$14.75

Income From Investment Operations
Net investment loss(2)	(0.11)	(0.19)	(0.30)	(0.27)	(0.21)	(0.31)
Net realized and unrealized gain on investments	(2.73)	3.19	3.10	2.31	4.78	0.35

Total from investment operations	(2.84)	3.00	2.80	2.04	4.57	0.04

Distributions to shareholders from:
Net realized capital gain	(3.25)	(2.14)	(2.94)	(1.81)	(0.03)	(0.90)

Total distributions	(3.25)	(2.14)	(2.94)	(1.81)	(0.03)	(0.90)

Net asset value, end of period	$13.29	$19.38	$18.52	$18.66	$18.43	$13.89

Total Return(3)	(14.54)%	17.31%	15.95%	11.33%	32.93%	1.46%

Ratios/supplemental data
Net assets, end of period (000’s omitted)	$489	$1,023	$1,052	$1,005	$985	$759
Ratio of expenses to average net assets:
Before expense reimbursements and waived fees	2.50%	2.57%	2.58%	2.69%	2.43%	3.38%
After expense reimbursements and waived fees	2.42%	2.48%	2.50%	2.69%	2.43%	3.33%
Ratio of net investment loss to average net assets:
Before expense reimbursements and waived fees	(1.33)%	(1.11)%	(1.66)%	(1.50)%	(1.27)%	(2.58)%
After expense reimbursements and waived fees	(1.25)%	(1.02)%	(1.58)%	(1.50)%	(1.27)%	(2.53)%
Portfolio turnover rate	64.18%	144.26%	129.64%	127.20%	101.86%	89.57%

(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestments of dividends and distributions at net asset value and does not reflect the impact of sales charge.
The accompanying notes are an integral part of the financial statements.
2007 SEMI-ANNUAL REPORT  ½   63

Financial Highlights

Quaker Small-Cap Value Fund
(For a Share Outstanding Throughout the Period)

	Class C

	For the
	Six-Months	Year	Year	Year	Year	Year
	period from	Ended	Ended	Ended	Ended	Ended
	July 1, 2007 to	June 30,	June 30,	June 30,	June 30,	June 30,
	December 31, 2007(1)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$18.77	$17.99	$18.21	$18.02	$13.56	$14.42

Income From Investment Operations
Net investment loss(2)	(0.10)	(0.18)	(0.29)	(0.27)	(0.21)	(0.31)
Net realized and unrealized gain (loss) on investments	(2.65)	3.10	3.01	2.27	4.70	0.35

Total from investment operations	(2.75)	2.92	2.72	2.00	4.49	0.04

Distributions to shareholders from:
Net realized capital gain	(3.25)	(2.14)	(2.94)	(1.81)	(0.03)	(0.90)

Total distributions	(3.25)	(2.14)	(2.94)	(1.81)	(0.03)	(0.90)

Net asset value, end of period	$12.77	$18.77	$17.99	$18.21	$18.02	$13.56

Total Return(3)	(14.54)%	17.38%	15.91%	11.37%	33.14%	1.49%

Ratios/supplemental data
Net assets, end of period (000’s omitted)	$8,465	$13,436	$9,884	$6,597	$3,914	$1,383
Ratio of expenses to average net assets:
Before expense reimbursements and waived fees	2.50%	2.57%	2.58%	2.69%	2.43%	3.38%
After expense reimbursements and waived fees	2.42%	2.48%	2.50%	2.69%	2.43%	3.33%
Ratio of net investment loss to average net assets:
Before expense reimbursements and waived fees	(1.25)%	(1.11)%	(1.66)%	(1.50)%	(1.27)%	(2.58)%
After expense reimbursements and waived fees	(1.17)%	(1.02)%	(1.58)%	(1.50)%	(1.27)%	(2.53)%
Portfolio turnover rate	64.18%	144.26%	129.64%	127.20%	101.86%	89.57%

(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestments of dividends and distributions at net asset value and does not reflect the impact of sales charge.
64  ½   2007 SEMI-ANNUAL REPORT

	Institutional Class

	For the
	Six-Months	Year	Year	Year	Year	Year
	period from	Ended	Ended	Ended	Ended	Ended
	July 1, 2007 to	June 30,	June 30,	June 30,	June 30,	June 30,
	December 31, 2007(1)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$21.19	$19.88	$19.65	$19.14	$14.28	$14.98

Income From Investment Operations
Net investment loss(2)	(0.02)	—	(0.12)	(0.09)	(0.05)	(0.19)
Net realized and unrealized gain on investments	(2.98)	3.45	3.29	2.41	4.94	0.39

Total from investment operations	(3.00)	3.45	3.17	2.32	4.89	0.20

Distributions to shareholders from:
Net realized capital gain	(3.25)	(2.14)	(2.94)	(1.81)	(0.03)	(0.90)

Total distributions	(3.25)	(2.14)	(2.94)	(1.81)	(0.03)	(0.90)

Net asset value, end of period	$14.94	$21.19	$19.88	$19.65	$19.14	$14.28

Total Return(3)	(14.05)%	18.44%	17.12%	12.42%	34.27%	2.55%

Ratios/supplemental data
Net assets, end of period (000’s omitted)	$26,441	$30,540	$28,727	$26,963	$25,783	$15,214
Ratio of expenses to average net assets:
Before expense reimbursements and waived fees	1.50%	1.57%	1.58%	1.69%	1.43%	2.38%
After expense reimbursements and waived fees	1.42%	1.48%	1.50%	1.69%	1.43%	2.33%
Ratio of net investment loss to average net assets:
Before expense reimbursements and waived fees	(0.30)%	(0.11)%	(0.66)%	(0.50)%	(0.27)%	(1.58)%
After expense reimbursements and waived fees	(0.22)%	(0.02)%	(0.58)%	(0.50)%	(0.27)%	(1.53)%
Portfolio turnover rate	64.18%	144.26%	129.64%	127.20%	101.86%	89.57%

(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestments of dividends and distributions at net asset value and does not reflect the impact of sales charge.
The accompanying notes are an integral part of the financial statements.
2007 SEMI-ANNUAL REPORT  ½   65

Financial Highlights

Quaker Core Value Fund
(For a Share Outstanding Throughout the Period)

	Class A

	For the
	Six-Months	Year	Year	Year	Year	Year
	period from	Ended	Ended	Ended	Ended	Ended
	July 1, 2007 to	June 30,	June 30,	June 30,	June 30,	June 30,
	December 31, 2007(1)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$13.55	$13.09	$11.86	$11.54	$9.28	$9.29

Income From Investment Operations
Net investment loss(2)	0.04	0.06	0.10	0.06	(0.06)	(0.09)
Net realized and unrealized gain (loss) on investments	(0.18)	1.91	2.34	1.26	2.32	0.08

Total from investment operations	(0.14)	1.97	2.44	1.32	2.26	(0.01)

Distributions to shareholders from:
Net investment income	(0.05)	(0.09)	—	—	—	—
Net realized capital gain	(1.73)	(1.42)	(1.12)	(1.00)	—	—

Total distributions	(1.78)	(1.51)	(1.21)	(1.00)	—	—

Net asset value, end of period	$11.63	$13.55	$13.09	$11.86	$11.54	$9.28

Total Return(3)	(0.77)%	16.21%	21.42%	11.60%	24.35%	(0.11)%

Ratios/supplemental data
Net assets, end of period (000’s omitted)	$3,895	$3,375	$2,719	$1,943	$1,449	$1,045
Ratio of expenses to average net assets:
Before expense reimbursements and waived fees	1.97%	2.01%	1.89%	2.09%	2.14%	2.12%
After expense reimbursements and waived fees	0.92%	0.97%	0.84%	1.04%	1.94%	2.12%
Ratio of net investment loss to average net assets:
Before expense reimbursements and waived fees	(0.39)%	(0.56)%	(0.31)%	(0.56)%	(0.78)%	(1.01)%
After expense reimbursements and waived fees	0.66%	0.48%	0.74%	0.49%	(0.58)%	(1.01)%
Portfolio turnover rate	87.69%	265.26%	184.01%	103.24%	156.88%	151.69%

(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestments of dividends and distributions at net asset value and does not reflect the impact of sales charge.
66  ½   2007 SEMI-ANNUAL REPORT

Notes to the Financial Statements

Note 1 — Organization
        The Quaker Investment Trust (the “Trust”), a diversified, open-end management investment company, was organized as a Massachusetts business trust on October 24, 1990, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act ”), as an open-end management investment company. The Trust’s Amended and Restated Agreement and Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest. The Trust currently has eight series: Quaker Core Equity Fund (“Core Equity”), Quaker Strategic Growth Fund (“Strategic Growth”), Quaker Mid -Cap Value Fund (“Mid-Cap Value”), Quaker Small-Cap Value Fund (“Small-Cap Value”), Quaker Small -Cap Growth Fund (“Small-Cap Growth”), Quaker Biotech Pharma-Healthcare Fund (“Biotech”), Quaker Capital Opportunities Fund (“Capital Opportunities”) and Quaker Core Value Fund (“Core Value”) (each a “Fund” and collectively, the “Funds”). The investment objectives of each Fund are set forth below.
        Core Equity, Strategic Growth, and Small-Cap Value all commenced operations on November 25, 1996. Mid-Cap Value commenced operations on December 31, 1997. Small-Cap Growth commenced operations on September 18, 2000. The investment objective of these Funds is to provide shareholders with long-term capital growth. Capital Opportunities commenced operations on January 31, 2002. Core Value commenced operations on March 26, 2002. Biotech commenced operations on September 23, 2002.
        Core Equity, Strategic Growth, Small-Cap Value, Mid-Cap Value and Small-Cap Growth offer four classes of shares (Class A, Class B, Class C and Institutional Class shares). Class A shares are charged a front-end sales charge and a distribution and servicing fee; Class B shares bear a contingent deferred sales charge (“CDSC”) that declines to zero once the economic equivalent of a 5.00% sales charge is recovered by the Fund(s) for each investment account, normally after an average of seven years, coupled with additional distribution and servicing fees; Class C shares bear an additional distribution and servicing fee and a CDSC of 1% for a period of thirteen months; and Institutional Class shares bear no front-end sales charge or CDSC, but may have higher minimum investment limitations.
        Capital Opportunities and Biotech offer Class A, Class B and Class C shares. Core Value offers Class A shares.
Note 2 — Summary of Significant Accounting Policies and Other Information
        The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.
        A.  Security Valuation.    The Funds’ investments in securities are carried at market value. Securities listed on an exchange or quoted on a national market system are generally valued at the last quoted sales price at the time of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price.
        The Funds have adopted fair valuation procedures to value securities at fair market value in certain circumstances and have established a Valuation Committee responsible for determining when fair valuing a security is necessary and appropriate. The Funds will value securities at fair market value when market quotations are not readily available or when securities cannot be accurately valued within established pricing procedures. The Valuation Committee may also fair value foreign securities whose prices may have been affected by events occurring after the close of trading in their respective markets but prior to the time the Fund holding the foreign securities calculates its net asset value. The Funds’ fair valuation procedures are designed to help ensure that prices at which Fund shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders.
        Short-term investments are valued at amortized cost, which approximates fair market value.
        B.  Federal Income Taxes.    It is the Funds’ policy to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of their taxable income to shareholders. Therefore, no federal income tax provision is required.
        Net investment income or loss and net realized gains or losses may differ for financial statement and income tax purpose primarily due to investments that have a different basis for financial statement and income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by each Fund. Temporary differences that result in over-distribution for financial statement purposes are classified as distributions in

2007 SEMI-ANNUAL REPORT  ½   67

Notes to the Financial Statements

excess of net investment income or accumulated net realized gains. Permanent differences in the recognition of earnings are reclassified to additional paid-in capital. Distributions in excess of tax-basis earnings are recorded as a return of capital.
        C. Security Transactions and Investment Income.
 Security transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income on debt securities is recorded daily on the accrual basis. Discounts and premiums on debt securities are amortized over their respective lives. Dividend income is recorded on the ex-dividend date, or as soon as information is available to the Fund.
        Strategic Growth and Biotech make short sales of investments, which are transactions in which a Fund sells a security it does not own in anticipation of a decline in the fair value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The broker retains the proceeds of short sales to the extent necessary to meet margin requirements until the short position is closed out.
        D. Option Writing.      Strategic Growth, Capital Opportunities, and Biotech may write options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. A Fund as, writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.
        E. Foreign Currency Transactions.     Securities and other assets and liabilities denominated in foreign currencies are converted each business day into U.S. dollars based on the prevailing rates of exchange. Purchases and sales of portfolio securities and income and expenses are converted into U.S. dollars on the respective dates of such transactions.
        Gains and losses resulting from changes in exchange rates applicable to foreign securities are not reported separately from gains and losses arising from movements in securities prices.
        Net realized foreign exchange gains and losses include gains and losses from sales and maturities of foreign currency exchange contracts, gains and losses realized between the trade and settlement dates of foreign securities transactions, and the difference between the amount of dividends, interest and foreign withholding taxes on the Funds’ books and the U.S. dollar equivalent of the amounts actually received. Net unrealized foreign exchange gains and losses include gains and losses from changes in the fair value of assets and liabilities denominated in foreign currencies other than portfolio securities, resulting from changes in exchange rates.
        F. Multiple Class Allocations.     Each class of shares has equal rights as to earnings and assets except that each class bears different distribution and shareholder servicing expenses. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
       G. Expense Allocations.     Fund expenses that are not series (fund) specific are allocated to each series based upon its relative proportion of net assets to the Funds’ total net assets.
        H.  Distributions to Shareholders.     Each Fund generally declares dividends annually, payable in December, on a date selected by the Trust’s Board of Trustees (“Board” or “Trustees”). In addition, distributions may be made annually in December out of net realized gains through October 31 of that calendar year. Distributions to shareholders are recorded on the ex-dividend date. Each Fund may make a supplemental distribution subsequent to the end of its fiscal year ending June 30.
        I.  Use of Estimates.     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.
        J.  Indemnifications.    Under the Funds’ organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Fund’s maximum

68  ½   2007 SEMI-ANNUAL REPORT

December 31, 2007 (Unaudited)

exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect this risk of loss to be remote.
        K.     Securities Lending.     At December 31, 2007, securities or a portion of these securities are out on loan. The aggregate market value of these loaned securities and the value of the cash collateral the Funds received are as follows:

	Loaned Securities	% of	Value of
	Market Value	Net Assets	Cash Collateral

Strategic Growth	$102,984,698	10.88%	$105,203,462

Core Equity	270,983	2.02%	277,695

Small-Cap Growth	289,362	9.07%	296,531

Capital Opportunities	648,644	3.95%	662,112

Biotech	1,652,801	20.25%	1,734,419

Mid-Cap Value	15,668,850	10.24%	16,020,199

Small-Cap Value	10,158,136	15.06%	10,421,055

Core Value	—	—	—

Note 3 — Investment Advisory Fee and Other Related Party Transactions
        Quaker Funds, Inc. (“QFI”) serves as Investment Adviser to each Fund. Pursuant to separate investment subadvisory agreements, QFI has selected the following persons to serve as sub-advisers:

Fund	Sub-Adviser

Strategic Growth	DG Capital Management, Inc.

Core Equity	Geewax, Terker & Co.

Small-Cap Growth	Geewax, Terker & Co.

Capital Opportunities	Knott Capital Management

Biotech	Sectoral Asset Management, Inc.

Mid-Cap Value	Global Capital Management, Inc.

Small-Cap Value	Aronson + Johnson + Ortiz, LP

Core Value	Geewax, Terker & Co.

        The sub -advisers provide each Fund with a continuous program of supervision of each Fund’s assets, including the composition of its portfolio, and furnish advice and recommendations with respect to investments, investment policies and the purchase and sale of securities.
        Each Fund paid QFI aggregate fees shown in the table below for the six-months period ended December 31, 2007. Amounts are expressed as an annualized percentage of average net assets.

			Advisory &
	Aggregate	Subadvisory	subadvisory
	advisory fee	fee paid by QFI	fees waived &
Fund	paid to QFI	to the sub-adviser	reimbursed

Strategic Growth	1.30%	0.75%	N/A

Core Equity	1.05%	0.75%	N/A

Small-Cap Growth	1.05%	0.75%	N/A

Capital Opportunities	0.925%	0.625%	N/A

Biotech	1.30%	0.80%	0.15%

Mid-Cap Value	1.05%	0.75%	0.05%

Small-Cap Value	1.20%	0.90%	0.08%

Core Value	1.05%	0.75%	1.05%

        For the six-months period ended December 31, 2007, QFI and the sub-advisers earned and reimbursed fees as follows:

	Aggregate	Subavisory	Advisory & subadvisory
	advisory fee	fee paid by QFI	fees waived &
Fund	paid to QFI	to the sub-adviser	reimbursed

Strategic Growth	$5,399,864	$3,115,306	$ —

Core Equity	68,851	49,179	—

Small-Cap Growth	18,270	13,050	—

Capital Opportunities	77,910	52,642	—

Biotech	69,319	45,416	7,171

Mid-Cap Value	822,779	587,699	39,180

Small-Cap Value	487,851	365,888	34,371

Core Value	19,936	—	19,936

        The sub -adviser to Small-Cap Value has voluntarily waived a portion of its subadvisory fee, resulting in a subadvisory fee rate of 0.85% on the first $25 million of assets of the Fund and 0.80% on all amounts in excess of $25 million, in accordance with the sub -adviser’s “most favored nation” policy that provides for a subadvisory fee based upon a rate no greater than the lowest rate offered by the sub-adviser to another client with a similar investment objective. However, in the event that the investment advisory services provided to that client is terminated, the subadvisory fee rates offered to Small-Cap Value would revert to the contractual fee rate of 0.90% per annum.

2007 SEMI-ANNUAL REPORT  ½   69

Notes to the Financial Statements

        QFI voluntarily agreed to waive its management fee to the extent that the total operating expenses of Small-Cap Value (exclusive of interest, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities, and extraordinary items) exceed the annual rate of 2.60% for Class A, 3.35% for Classes B and C, and 2.35% for Class I of the average net assets of each class, respectively. QFI currently has no intention to terminate this arrangement, however, it may do so at any time in its sole discretion.
        US Bancorp Fund Services, LLC (“USB”), serves as the Funds’ transfer, dividend paying, and shareholder servicing agent (“Transfer Agent”). The Transfer Agent maintains the records of each shareholder’s account, answers shareholder inquiries concerning accounts, processes purchases and redemption of Fund shares, acts as dividend and distribution disbursing agent and performs other shareholder functions. As compensation for its services, the Transfer Agent receives a fee at the annual rate of 0.0525% of the aggregate of the Trust’s average daily net assets.
        Brown Brothers Harriman & Co. serves as fund accountant and administrator (the “Administrator”) for the Trust pursuant to a written agreement with the Trust. The Administrator provides fund accounting services and administrative services to each Fund. As compensation for its services, the Administrator receives a fee at the annual rate of 0.025% for accounting and 0.030% for administration of the aggregate of the Trust’s first $2 billion of average daily net assets and 0.0200% for accounting and 0.0250% for administration for over $2 billion of average daily net assets.
        Quasar Distributors, LLC (the “Distributor”) serves as principal underwriter for the Trust. The Trust has adopted distribution and shareholder servicing plans pursuant to Rule 12b-1 of the 1940 Act (the “Plan”) for each class for each Fund with the exception of Class I. The Class A Plan provides that each Fund may pay a servicing or Rule 12b-1 fee at an annual rate of 0.25% of the Class A average net assets on a monthly basis to persons or institutions for performing certain servicing functions for the Class A shareholders. The Plan also allows the Fund to pay or reimburse expenditures in connection with sales and promotional services related to distribution of the Fund’s shares, including personal services provided to prospective and existing shareholders. The Class B and C Plans provide that each Fund may compensate QFI and others for services provided and expenses incurred in the distribution of shares at an annual rate of 1.00% of the average net assets of each class on a monthly basis.
        For the six-months period ended December 31, 2007, the Distributor received $105,728 underwriter concessions from the sale of fund shares.
        QFI has informed the Trust that for the six-months period ended December 31, 2007 it received contingent deferred sales charges from certain redemptions of the Funds’ Class B shares and Class C shares of $ 7,053 and $ 8,582 respectively. The respective shareholders pay such charges, which are not an expense of the Fund.
Commissions paid and recaptured were as follows:

	Commissions	Commissions
Fund	Paid	Recaptured

Strategic Growth	$230,415	$115,207

     Under the terms of certain commission recapture agreements with Radnor Research & Trading, the commissions recaptured by the Funds were reflected as realized gain (loss) from investments for the six-months period ended December 31, 2007.
Note 4 — Purchases and Sales of Investments
        For the six-months period ended December 31, 2007, aggregate purchases and sales of investment securities (excluding short-term investments) for each Fund were as follows:

Fund	Purchases	Sales

Strategic Growth	$681,231,117	$617,329,591

Core Equity	12,466,775	12,883,507

Small-Cap Growth	4,848,823	5,318,143

Capital Opportunities	6,182,949	8,961,984

Biotech	11,488,304	12,488,313

Mid-Cap Value	97,857,116	85,348,441

Small-Cap Value	51,192,311	60,476,292

Core Value	3,805,176	3,245,495

Note 5 — Options Written
        A summary of option contracts written by the Trust during the six-months period ended December 31, 2007 were as follows:

Strategic Growth

	Number of	Option
	Contracts	Premiums

Options outstanding at beginning of period	—	$—

Options written	2,080	664,550

Options closed	—	—

Options exercised	—	—

Options expired	(2,080)	(664,550)

Options outstanding at end of period	—	$—

70  ½   2007 SEMI-ANNUAL REPORT

December 31, 2007 (Unaudited)

Note 6 — Tax Matters
        As of June 30, 2007, the components of distributable earnings on a tax basis were as follows:

	Unrealized					Total
	Appreciation	Undistributed	Undistributed	Capital Loss	Post-October	Distributable
Fund	(Depreciation)	Ordinary Income	Capital Gains	Carryforward	Capital Loss	Earnings

Strategic Growth	$90,006,208	$34,992,210	$41,749,350	$—	$—	$166,747,768

Core Equity	961,106	—	—	(3,515,354)	—	(2,554,248)

Small-Cap Growth	205,718	271,875	153,863	—	—	631,456

Capital Opportunities	1,422,918	21,032	1,665,254	—	—	3,109,204

Biotech	(124,490)	149,165	—	—	(219,159)	(194,484)

Mid-Cap Value	16,239,313	2,157,561	3,718,005	—	—	22,114,879

Small-Cap Value	10,077,346	6,254,285	3,862,847	—	—	20,194,478

Core Value	219,420	231,595	143,689	—	—	594,704

        The undistributed ordinary income, capital gains and carryforward losses shown above differ from the corresponding accumulated net investment income and accumulated net realized gain (loss) figures reported in the statements of assets and liabilities due to differing book/tax treatment of short-term capital gains, and certain temporary book/tax differences such as the deferral of realized losses on wash sales, straddles from options and net losses realized after October 31st.
        Under current tax law, foreign currency and net capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. The Funds elected to defer net capital and currency losses as indicated in the chart below.
        At June 30, 2007, the capital loss carryovers for the funds were as follows:

	Capital Loss Carryovers Expiring			Post-October Losses

Fund	2010	2011	Total	Deferred	Utilized

Core Equity	$1,156,854	$2,358,500	$3,515,354	$—	$—

Biotech	—	—	—	219,159	7,487

Note 7 — Distributions to Shareholders
        Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The information set forth below is for each Fund’s fiscal year as required by federal securities laws.
        The tax character of dividends and distributions paid during the fiscal years of 2007 and 2006 were as follows:

	Ordinary Income		Long-Term Capital Gain

Fund	2007	2006	2007	2006

Strategic Growth	$59,149,717	$29,137,312	$36,184,881	$16,065,857

Small-Cap Growth	—	—	159,311	—

Capital Opportunities	—	615,911	1,407,478	1,818,985

Biotech	764,958	—	380,106	101,855

Mid-Cap Value	2,054,394	3,028,061	412,922	3,482,107

Small-Cap Value	2,553,445	2,713,671	6,116,104	6,804,209

Core Value	162,989	182,650	174,577	14,430

        For the six-months period ended December 31, 2007         (Unaudited)*

		Long term
Fund	Ordinary Income	Capital Gain

Strategic Growth	$36,336,125	$47,960,379

Small Cap Growth Fund	271,878	153,864

Capital Opportunities	254,326	2,229,682

Biotech	680,852	188,140

Mid-Cap Value	2,157,899	3,718,504

Small-Cap Value	6,624,617	6,199,570

Core Value	335,741	175,075

*	Tax information for the period ended December 31, 2007, is an estimate and the tax character of dividends and distributions may be redesignated at the fiscal year end.

2007 SEMI-ANNUAL REPORT  ½   71

Notes to the Financial Statements

Note 8 — Fund Share Transactions

        At December 31, 2007, there were an unlimited number of shares of beneficial interest with a $0.01 par value, authorized. The following table summarizes the activity in shares of each Fund:

Strategic Growth

	For the Six-Months Period Ended: December 31, 2007				For the Fiscal Year Ended: June 30, 2007

	Sold	Redeemed	Reinvested	Ending Shares	Sold	Redeemed	Reinvested	Ending Shares

Class A
Shares	4,885,559	(3,201,948)	2,435,550	28,640,808	7,740,884	(23,925,644)	3,316,454	24,506,338
Shares converted from Class B	15,309	—	—	—	—	—	—	—
Value	$132,172,586	$(85,657,321)	$62,325,712	—	$185,603,133	$(559,277,930)	$74,354,882	—
Value converted from Class B	$403,088	—	—	—	—	—	—	—

Class B
Shares	4,756	(39,879)	53,347	592,795	1,663	(167,376)	64,787	589,880
Shares converted to Class A	—	(15,309)	—	—	—	—	—	—
Value	$120,544	$(1,013,477)	$1,288,328	—	$37,917	$(3,768,235)	$1,389,038	—
Value converted to Class A	—	$(403,088)	—	—	—	—	—	—

Class C
Shares	856,682	(272,080)	492,241	5,520,608	950,281	(1,215,687)	451,878	4,443,765
Value	$21,996,602	$(6,848,038)	$11,828,538	—	$21,588,309	$(31,017,793)	$9,651,300	—

Class I
Shares	386,754	(108,468)	72,680	929,912	47,336	(1,311,602)	156,343	578,946
Value	$9,857,598	$(2,984,196)	$1,895,488	—	$1,148,237	$(27,227,935)	$3,556,803	—

Core Equity

	For the Six-Months Period Ended: December 31, 2007				For the Fiscal Year Ended: June 30, 2007

	Sold	Redeemed	Reinvested	Ending Shares	Sold	Redeemed	Reinvested	Ending Shares

Class A
Shares	35,966	(39,579)	—	684,853	16,377	(31,504)	—	687,840
Shares converted from Class B	626	—	—	—	—	—	—	—
Value	$511,728	$(557,619)	$—	—	$213,512	$(411,306)	$—	—
Value converted from Class B	$8,954	—	—	—	—	—	—	—

Class B
Shares	—	(1,941)	—	7,333	—	(2,507)	—	9,900
Shares converted to Class A	—	(626)	—	—	—	—	—	—
Value	$—	$(25,759)	$—	—	$—	$(30,930)	$—	—
Value converted to Class A	—	$(8,954)	—	—	—	—	—	—

Class C
Shares	336	(992)	—	4,359	122	(2,650)	—	5,015
Value	$4,623	$(13,841)	$—	—	$1,495	$(33,514)	$—	—

Class I
Shares	121	(4,152)	—	230,091	5,010	(27,702)	—	234,122
Value	$1,702	$(55,935)	$—	—	$63,182	$(346,955)	$—	—

72  |  2007 SEMI-ANNUAL REPORT

December 31, 2007 (Unaudited)

Note 8 — Fund Share Transactions (Continued)

Small-Cap Growth

	For the Six-Months Period Ended: December 31, 2007				For the Fiscal Year Ended: June 30, 2007

	Sold	Redeemed	Reinvested	Ending Shares	Sold	Redeemed	Reinvested	Ending Shares

Class A
Shares	1,747	(44,505)	2,561	19,711	20,231	(35,445)	2,943	57,858
Shares converted from Class B	2,050	—	—	—	—	—	—	—
Value	$20,336	$(483,308)	$22,772	—	$216,781	$(375,219)	$30,702	—
Value converted from Class B	$22,185	—	—	—	—	—	—	—

Class B
Shares	—	(123)	1,973	13,494	—	(779)	594	13,694
Shares converted to Class A	—	(2,050)	—	—	—	—	—	—
Value	$—	$(1,312)	$16,451	—	$—	$(7,930)	$5,912	—
Value converted to Class A	—	$(22,185)	—	—	—	—	—	—

Class C
Shares	637	(168)	2,216	15,781	1,861	(12,637)	759	13,096
Value	$7,307	$(2,345)	$18,617	—	$18,903	$(126,214)	$7,603	—

Class I
Shares	206	(680)	39,623	295,768	1,726	(6,957)	10,511	256,619
Value	$2,308	$(7,300)	$365,722	—	$18,872	$(76,015)	$112,989	—

Capital Opportunities

	For the Six-Months Period Ended: December 31, 2007				For the Fiscal Year Ended: June 30, 2007

	Sold	Redeemed	Reinvested	Ending Shares	Sold	Redeemed	Reinvested	Ending Shares

Class A
Shares	51,051	(43,042)	123,888	841,547	147,833	(622,141)	56,762	709,650
Value	$568,959	$(499,055)	$1,263,654	—	$1,632,462	$(6,934,221)	$607,353	—

Class B
Shares	—	(15,577)	7,066	46,106	1,372	(33,568)	4,879	54,617
Value	$—	$(177,999)	$69,031	—	$14,926	$(362,214)	$50,692	—

Class C
Shares	12,101	(162,856)	113,177	736,332	11,326	(363,987)	69,611	773,910
Value	$138,101	$(1,842,889)	$1,104,611	—	$123,518	$(3,900,922)	$722,563	—

Biotech

	For the Six-Months Period Ended: December 31, 2007				For the Fiscal Year Ended: June 30, 2007

	Sold	Redeemed	Reinvested	Ending Shares	Sold	Redeemed	Reinvested	Ending Shares

Class A
Shares	23,317	(112,679)	34,814	359,111	151,333	(929,471)	46,180	413,659
Value	$302,209	$(1,475,898)	$400,359	—	$1,944,121	$(11,434,710)	$593,879	—

Class B
Shares	—	(11,817)	7,057	65,146	117	(31,308)	7,987	69,906
Value	$—	$(140,051)	$77,344	—	$1,494	$(378,698)	$99,194	—

Class C
Shares	3,847	(58,867)	28,668	302,775	94,408	(107,265)	29,236	329,127
Value	$49,812	$(728,051)	$314,488	—	$1,200,372	$(1,335,590)	$363,113	—

2007 SEMI-ANNUAL REPORT  ½   73

Notes to the Financial Statements

Note 8 — Fund Share Transactions (Continued)

Mid-Cap Value

	For the Six-Months Period Ended: December 31, 2007				For the Fiscal Year Ended: June 30, 2007

	Sold	Redeemed	Reinvested	Ending Shares	Sold	Redeemed	Reinvested	Ending Shares

Class A
Shares	2,007,330	(1,040,231)	343,238	8,935,103	4,637,754	(1,617,163)	123,480	7,604,344
Shares converted from Class B	20,422	—	—	—	—	—	—	—
Value	$34,290,631	$(17,465,662)	$5,285,860	—	$77,122,371	$(27,178,895)	$2,020,133	—
Value converted from Class B	$343,085	—	—	—	—	—	—	—

Class B
Shares	947	(46,921)	2,953	70,864	13,379	(25,782)	2,741	134,307
Shares converted to Class A	—	(20,422)	—	—	—	—	—	—
Value	$14,239	$(798,468)	$42,910	—	$215,481	$(404,764)	$42,711	—
Value converted to Class A	—	$(343,085)	—	—	—	—	—	—

Class C
Shares	11,078	(207,421)	23,511	726,357	139,031	(357,091)	17,316	899,189
Value	$176,191	$(3,219,488)	$335,738	—	$2,152,774	$(5,574,407)	$265,454	—

Class I
Shares	—	(3)	4,051	107,822	11,251	(1,611)	1,794	103,774
Value	$—	$(43)	$64,242	—	$204,493	$(27,942)	$30,098	—

Small-Cap Value

	For the Six-Months Period Ended: December 31, 2007				For the Fiscal Year Ended: June 30, 2007

	Sold	Redeemed	Reinvested	Ending Shares	Sold	Redeemed	Reinvested	Ending Shares

Class A
Shares	320,192	(765,873)	414,525	2,211,302	855,116	(716,805)	218,459	2,239,278
Shares converted from Class B	3,180	—	—	—	—	—	—	—
Value	$6,229,585	$(13,988,347)	$5,981,589	—	$16,827,579	$(14,211,113)	$4,117,957	—
Value converted from Class B	$58,728	—	—	—	—	—	—	—

Class B
Shares	—	(20,333)	7,543	36,821	2,849	(12,528)	5,645	52,791
Shares converted to Class A	—	(3,180)	—	—	—	—	—	—
Value	$—	$(367,681)	$99,712	—	$51,265	$(233,273)	$99,972	—
Value converted to Class A	—	$(58,728)	—	—	—	—	—	—

Class C
Shares	38,698	(228,367)	136,321	662,599	158,759	(61,177)	69,057	715,947
Value	$655,233	$(3,671,073)	$1,732,645	—	$2,889,310	$(1,102,491)	$1,184,334	—

Class I
Shares	10,477	(260)	317,936	1,769,599	100,215	(264,543)	160,612	1,441,446
Value	$208,936	$(5,243)	$4,724,536	$—	$2,105,877	$(5,154,257)	$3,094,993	—

74  ½   2007 SEMI-ANNUAL REPORT

December 31, 2007 (Unaudited)

Note 8 — Fund Share Transactions (Continued)

Core Value

	For the Six-Months Period Ended: December 31, 2007				For the Fiscal Year Ended: June 30, 2007

	Sold	Redeemed	Reinvested	Ending Shares	Sold	Redeemed	Reinvested	Ending Shares

Class A
Shares	54,198	(11,864)	43,642	335,063	41,046	(26,815)	27,219	249,087
Value	$750,911	$(155,149)	$496,213	—	$530,549	$(352,197)	$335,337	—

Note 9 — New Accounting Pronouncements
     In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 sets forth a recognition threshold and measurement method for the financial statement recognition and measurement of a tax position taken or expected to be taken on a tax return. FIN 48 is effective for fiscal years beginning after December 15, 2006, and will be applied to all open tax years as of the effective date. Management is currently evaluating the impact that the adoption of FIN 48 will have on the Funds’ financial statement disclosures.
     In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years begin- ning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is cur- rently evaluating the impact the adoption of SFAS 157 will have on the Funds’ financial statement disclosures.
Note 10 — Investments in Affiliates
     As of December 31, 2007, certain Funds had single share- holder and/or omnibus shareholder accounts (which are com- prised of a group of individual shareholders), which individu- ally amounted to more than 5% of the total shares outstanding as detailed below:

	% Shares	Number of
Fund	Outstanding	Accounts

Strategic Growth	23.57%	1

Core Equity	82.40%	4

Small-Cap Growth Fund	81.54%	1

Capital Opportunities	14.08%	2

Biotech	—	—

Mid-Cap Value	79.92%	1

Small-Cap Value	47.07%	4

Core Value	60.18%	2

2007 SEMI-ANNUAL REPORT  ½   75

Board Consideration of Investment Sub-Advisory Agreement

     As the result of a change of control of Sectoral Asset Management, Inc. (“Sectoral”) and the resulting termination of the previous Sub-Advisory Agreement, the Independent Trustees of the Board of Trustees considered a new Sub-Advisory Agreement between QFI and Sectoral with respect to the Biotech Fund at a meeting held on November 8, 2007.
     In arriving at their decision to approve the Sub-Advisory Agreement, the Board considered a variety of information concerning QFI and Sectoral, including: (1) the nature, extent and quality of service provided to the Fund by Sectoral; (2) the level of the sub-advisory fees that are charged to the Fund; (3) Sectoral’s compliance program; (4) and any “fall out” or ancillary benefits enjoyed by Sectoral as a result of their relationship with the Fund. The Board also considered the answers to questions posed by the Board to representatives of QFI.
     In considering the continuation of the Sub-Advisory Agreement, the Board considered the nature and quality of the services provided by Sectoral, the proposed fee structure, the level of fee waivers, the Fund’s past and anticipated expense ratios, possible economies of scale resulting from increases in the size of the Fund and other possible benefits Sectoral derived from their relationship with the Fund. The Board carefully analyzed information provided to it by QFI, Sectoral and independent third parties. The Board also considered other information that it had received from QFI and Sectoral at other meetings throughout the year.
     In examining the nature, extent and quality of the services provided to the Fund by Sectoral, the Board considered the quality of the portfolio management services that Sectoral provided to the Fund; the depth, experience and demonstrated consistency in investment approach of the Sectoral’s portfolio management team; the continued growth in Sectoral’s personnel responsible for managing the Fund; and the quality of Sectoral’s reputation.
     Based on the totality of the information considered, the Board concluded that the Fund was likely to benefit from the nature, extent and quality of Sectoral’s services, as applicable, and that Sectoral has the ability to continue to provide these services based on their experience, operations and resources.
     With respect to the Fund’s investment performance, the Board reviewed the Fund’s performance compared to both its peer group and relative benchmark indices over one-year, three-year, five-year and since inception periods. The Board considered factors, including but not limited to Sectoral’s management style, which had affected the performance of the Fund relative to its peer group and benchmark.
     The Board considered whether there are any “fall out” or ancillary benefits that may accrue to Sectoral as a result of their relationship with the Fund. Based on the information provided prior to, and at, the November meeting, the Board noted that there did not appear to be any significant benefits in this regard.
     After evaluation of the comparative performance, fee and expense information and the profitability, ancillary benefits and other considerations as described above, and in light of the nature, extent and quality of services to be provided by Sectoral, the Board concluded that the level of fees to be paid to Sectoral was reasonable.
     In voting unanimously to approve the Sub-Advisory Agreement based on the various considerations discussed above, the Board determined that the approval of the Sub-Advisory Agreement was in the best interests of the Fund. As a result, the Board, including a majority of the Independent Trustees, approved the Sub-Advisory Agreement.

76  ½   2007 SEMI-ANNUAL REPORT

General Information (Unaudited)

Form N-Q Filing and Proxy Voting Policies and Procedures
        Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling (800) 220-8888; and (ii) on the SEC’s web-site at http://www.sec.gov. Each Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
        Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12 -month period ended June 30 is available (i) without charge, upon request, by calling (800) 220-8888; and (ii) on the SEC’s web-site at http://www.sec.gov.

2007 SEMI-ANNUAL REPORT  ½   77

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The Quaker Funds are distributed by
Quasar Distributors, LLC.

Contact us:
Quaker Funds, Inc.
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
800-220-8888
www.quakerfunds.com

©2008 Quaker® Investment Trust

QUAKER® FUNDS

QKSAR 022008

ITEM 2. CODE OF ETHICS.
Not Applicable. This item is only required in an annual report on Form N-CSR.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not Applicable. This item is only required in an annual report on Form N-CSR.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not Applicable. This item is only required in an annual report on Form N-CSR.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not Applicable.
ITEM 6. SCHEDULE OF INVESTMENTS.
A Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not Applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not Applicable.
ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS.

Not Applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.
ITEM 11. CONTROLS AND PROCEDURES.
(a) The registrant’s principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of these disclosure controls and procedures as required by Rule 30a-3(b) under the 1940 Act, as amended, 17 CFR 270.30a-3(b)), and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act, as amended (17 CFR 270.30a-3(d)), that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
ITEM 12. EXHIBITS.
(a)(1) Not Applicable.
(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.
(a)(3) Not Applicable.
(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	QUAKER INVESTMENT TRUST
By (Signature and Title)*	/s/ Jeffry H. King, Sr.
Jeffry H. King, Sr.
Chief Executive Officer

Date: March 7, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jeffry H. King, Sr.
Jeffry H. King, Sr.
Chief Executive Officer

Date: March 7, 2008

By (Signature and Title)*	/s/ Laurie Keyes
Laurie Keyes
Treasurer

Date: March 7, 2008

*	Print the name and title of each signing officer under his or her signature